UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Adam W. Smith

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414)-765-6115

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 29, 2016

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 29, 2016 as well as the period since the inception of the PMC Funds. The table on the following page presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 29, 2016 had something for just about everyone: volatile swings in the financial markets, the first interest rate increase by the Federal Reserve in almost 10 years, and a wild and woolly kick-off to the presidential campaign season. From an economic perspective, global growth remained stubbornly subdued, but economic data in the U.S. remained fairly resilient albeit sluggish. The employment situation continued to be a positive factor despite global uncertainty, with the February employment report showing a better-than-expected gain of 242,000 jobs during the month. The average monthly gain over the six months was 234,000, which is quite robust for this point in the cycle. In addition, the unemployment rate fell to 4.9%, and importantly, the labor force participation rate is on the rise. More people are entering the workforce and finding jobs.

The overall economy produced mixed results over the past six months, as real gross domestic product (GDP) was relatively weak the last two quarters of 2016. Domestic growth continues to be hindered by a strong dollar, low oil prices and softness in international economies, especially emerging markets. Real GDP grew at an annualized rate of only 1% in the fourth quarter of 2015, and many analysts have since lowered their forecasts for 2016. Housing continues its steady, if unspectacular rise, with existing-home sales now exceeding their pre-housing bubble level. Although manufacturing remains mired in a soft patch as a result of the strong dollar, the segment is showing early signs of stabilization.

The story has been somewhat more downbeat for economic conditions outside of the U.S. Financial markets instability and weakness in emerging markets have combined to put a damper on an international recovery. China has been a primary source of the global slowdown and market volatility over the past nine months as its economy slows and policymakers wrestle with formulating an appropriate strategy in response. Authorities have opted to take an aggressive stance, and are attempting to use all of the tools at their disposal to support growth. In Europe, investors are concerned about the European Union’s response to the refugee crisis, as well as the health of the banking segment. The European Central Bank (ECB) is maintaining its aggressive U.S. Federal Reserve-style asset purchase program, and based on current conditions in the region there is speculation the program may be increased from its current level of €60 billion per month. However, economists are encouraging policymakers to also use fiscal policy to assist in the recovery.

From the standpoint of domestic monetary policy, the U.S. Federal Open Market Committee (FOMC) began the long-awaited “lift-off” of interest rates, voting to raise the federal funds target rate range to 0.25%-0.50% at its December 2015 meeting. At the time, the expectation was that the FOMC would raise rates four times in 2016, but anemic global growth has prompted the committee to scale back the projected number of hikes. Many FOMC-watchers now believe the next rate hike will occur at the June meeting.

The FOMC’s rate hike did not have the effect on yields many had anticipated. The lift-off had been expected to be a signal that the FOMC believed the economy was now back on track, and the long-awaited rise in yields (and decline in bond prices) was about to begin. However, even though there was a slight rise in yields in the lead-up to the FOMC’s decision, lackluster economic data and turbulent equity markets held sway thereafter, driving yields lower. The 10-year U.S. Treasury reached a high of 2.34% on November 9, 2015 before declining to a low of 1.66% on February 11, 2016. Yields continued to hover at low levels as investors opted for less risk in an uncertain environment. The 10-year Treasury yield ended February 29, 2016 at 1.74%.

Equity market performance was volatile and for the most part very weak over the past six months. After the market’s sell-off in August and September 2015, investors piled back into stocks in November. However, the new year began with stocks posting their worst-ever two-week start to a year over fears that the U.S. economy was being swept up in the larger global slowdown. With this environment as a backdrop, the MSCI World Index (global all-capitalization) posted a total return of -4.94% for the six months ended February 29, 2016. In the fixed income asset class, during a period which was dominated by intense FOMC-watching, generally sluggish economic data and declining Treasury yields, the Barclays Capital Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a positive total return of 2.20% over the six months ended February 29, 2016.

The environment also remained hostile to active investment management. Liquidity is plentiful due to the aggressive monetary policy of the past few years, and a result is that the correlations across stocks remains very high as investors have become less discriminating. Such a landscape is difficult for active managers, as they tend to focus on buying higher quality stocks.

Total Returns as of February 29, 2016

Unannualized Except for Five Year and Since Inception Periods

Fund	Three Months	Six Months	One Year	Five Year	Since Inception	Inception Date	Gross Expense Ratio
PMC Diversified Equity Fund	-9.56%	-5.86%	-13.22%	5.21%	8.61%	8-26-09	1.51%
MSCI World Index	-8.20%	-4.94%	-10.49%	5.51%	8.34%
PMC Core Fixed Income Fund	0.21%	0.27%	-1.39%	2.77%	5.17%	9-28-07	1.43%
Barclays Capital Aggregate Bond Index	1.77%	2.20%	1.50%	3.60%	4.64%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at www.investpmc.com or by calling 888-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until January 1, 2017; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by five institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Robeco Investment Management, Inc. d/b/a Boston Partners (Large Cap Value); Delaware Investment Fund Advisers (Small Cap Core); Thomas White International, Ltd. (International ADR); and William Blair Investment Management, LLC (Global Overlay). In the six months ended February 29, 2016, the Fund generated a return of -5.86%, lagging the performance of the benchmark MSCI World Index, which posted a return of -4.94%.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on October 1, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and is sub-advised by three institutional investment managers: Neuberger Berman Investment Advisers, LLC; Schroder Investment Management North America, Inc.; and William Blair Investment Management, LLC. In the six months ended February 29, 2016, the Fund generated a return of 0.27%, trailing the performance of the Barclays Capital Aggregate Bond Index return of 2.20%. The sub-advisers have structured their respective portfolios to anticipate a general rise in yields and a reduction in credit spreads. However, the decline in Treasury yields caused spreads to widen during the period, adversely impacting performance. We believe that the sub-advisers’ portfolios are well-positioned for an environment of interest rate normalization.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed, and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/15–2/29/16).

Actual	Expenses

The first lines of the following table provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Expenses Paid During Period 9/1/15–2/29/16*
PMC Core Fixed Income Fund
Actual	$1,000.00	$1,002.70	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02
PMC Diversified Equity Fund
Actual	1,000.00	941.40	6.76
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.02
*	Expenses are equal to the annualized expense ratio of 1.00% and 1.40% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 29, 2016 is shown below.

*	Futures and Forward Currency Contracts amount to less than 0.00% of total investments.

Average Annual Returns as of February 29, 2016

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	-1.39%	1.50%
Five Year	2.77%	3.60%
Since Inception (9/28/07)	5.17%	4.64%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 29, 2016 is shown below.

Average Annual Returns as of February 29, 2016

	PMC Diversified Equity Fund	MSCI World Index
One Year	-13.22%	-10.49%
Five Year	5.21%	5.51%
Since Inception (8/26/09)	8.61%	8.34%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities—10.99%
Accredited Mortgage Loan Trust
0.880%, 09/25/2035(a)	$148,000	$145,730
0.910%, 09/25/2035(a)	188,000	155,076
Aegis Asset Backed Securities Trust
0.986%, 03/25/2035(a)	170,000	160,921
0.916%, 08/25/2035(a)	330,000	281,351
American Airlines Trust
4.375%, 04/01/2024	472,555	457,787
American Express Credit Account Master Trust
0.801%, 12/15/2021(a)	300,000	299,932
American Express Issuance II
0.861%, 08/15/2019(a)	110,000	110,114
AmeriCredit Automobile Receivables Trust
1.570%, 01/08/2019	40,000	40,002
2.290%, 11/08/2019	260,000	261,508
2.150%, 03/09/2020	190,000	190,713
2.180%, 06/08/2020	160,000	161,171
Ameriquest Asset-Backed Pass-Through Certificate
1.126%, 04/25/2034(a)	167,868	165,403
Ameriquest Mortgage Securities, Inc.
1.196%, 12/25/2033(a)	166,299	161,828
0.926%, 07/25/2035(a)	120,000	106,462
0.936%, 09/25/2035(a)	150,000	137,020
Argent Securities, Inc.
0.926%, 10/25/2035(a)	420,000	338,542
ARL Second LLC
3.970%, 06/15/2044(b)	350,000	359,417
BA Credit Card Trust
0.719%, 01/15/2020(a)	295,000	295,183
Barclays Dryrock Issuance Trust
0.771%, 03/16/2020(a)	275,000	274,809
Cabela’s Credit Card Master Note Trust
1.900%, 10/15/2019(b)	130,000	130,579
0.881%, 07/15/2022(a)	203,000	200,754
Carfinance Cap Automobile Trust
1.750%, 06/15/2021(b)	98,447	97,744
Carrington Mortgage Loan Trust
1.411%, 05/25/2035(a)	100,000	89,157
0.586%, 06/25/2035(a)	175,956	169,329
0.896%, 06/25/2035(a)	310,000	299,950
0.916%, 10/25/2035(a)	280,000	244,427
0.746%, 01/25/2036(a)	380,000	317,026
Centex Home Equity Loan Trust
1.036%, 01/25/2034(a)	308,577	276,066
0.916%, 10/25/2035(a)	435,000	382,346
Chase Issuance Trust
0.801%, 04/15/2021(a)	635,000	633,937
Chrysler Capital Auto Receivable Trust
2.640%, 07/15/2021(b)	350,000	350,250
CIT Equipment Collateral
1.500%, 10/21/2019(b)	385,000	383,858
Citi Held For Asset Issuance
1.850%, 12/15/2021(b)	129,487	129,201

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Citibank Credit Card Issuance Trust
0.634%, 08/24/2018(a)	$285,000	$284,973
Citigroup Mortgage Loan Trust, Inc.
1.156%, 05/25/2035(a)	325,000	287,542
1.177%, 06/25/2035(a)(b)	78,570	78,410
0.716%, 11/25/2036(a)	227,000	184,016
CLI Funding V LLC
2.830%, 03/20/2028(b)	141,667	134,918
3.220%, 06/18/2028(b)	166,568	159,959
3.290%, 06/18/2029(b)	189,581	181,655
3.380%, 10/18/2029(b)	138,611	133,090
CPS Auto Trust
1.310%, 02/15/2019(b)	132,941	132,100
CWABS, Inc. Asset-Backed Certificates Trust
0.936%, 10/25/2034(a)	442,403	408,010
1.066%, 06/25/2035(a)	150,000	135,893
DT Auto Owner Trust
2.460%, 01/15/2020(b)	180,000	179,940
ECAF I Ltd.
3.473%, 06/15/2040(b)	590,602	566,471
Element Rail Leasing II LLC
3.585%, 02/19/2045(b)	440,000	452,555
Ellington Loan Acquisition Trust
1.536%, 05/25/2037(a)(b)	274,134	262,108
EquiFirst Mortgage Loan Trust
1.552%, 09/25/2033(a)	238,194	228,878
Exeter Automobile Receivables Trust
1.290%, 05/15/2018(b)	10,923	10,919
1.060%, 08/15/2018(b)	5,939	5,926
Fieldstone Mortgage Investment Trust
1.561%, 03/25/2035(a)	200,000	180,549
First Franklin Mortgage Loan Trust
1.171%, 12/25/2034(a)	157,228	150,866
2.011%, 01/25/2035(a)	95,000	94,089
Flagship Credit Auto Trust
1.320%, 04/16/2018(b)	12,746	12,740
1.940%, 01/15/2019(b)	26,365	26,362
2.550%, 02/18/2020(b)	65,000	64,171
1.980%, 10/15/2020(b)	478,133	474,830
Ford Credit Auto Owner Trust
2.120%, 07/15/2026(b)	210,000	210,890
Fremont Home Loan Trust
1.186%, 06/25/2035(a)	330,000	283,200
Global SC Finance II SRL
2.980%, 04/17/2028(b)	179,167	169,530
3.190%, 07/17/2029(b)	210,417	198,525
GSAMP Trust
0.876%, 11/25/2035(a)	350,000	331,725
Home Equity Asset Trust
0.857%, 02/25/2036(a)	114,000	106,056
Home Equity Mortgage Loan Asset-Backed Trust
0.786%, 03/25/2036(a)	115,000	99,187
0.926%, 08/25/2035(a)	175,000	159,383

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Home Equity Mortgage Trust
2.036%, 02/25/2035(a)	$75,840	$70,816
HSI Asset Securitization Corp. Trust
0.826%, 01/25/2036(a)	390,000	312,871
JP Morgan Mortgage Acquisition Trust
0.586%, 05/25/2036(a)	51,521	51,415
0.716%, 11/25/2036(a)	310,000	265,201
Long Beach Mortgage Loan Trust
1.306%, 02/25/2035(a)	185,000	167,540
Morgan Stanley ABS Capital I, Inc. Trust
1.351%, 09/25/2034(a)	398,170	365,019
1.411%, 07/25/2035(a)	392,010	352,035
0.816%, 12/25/2035(a)	170,000	140,975
Morgan Stanley Dean Witter Capital I, Inc. Trust
1.561%, 05/25/2032(a)	155,803	147,209
Morgan Stanley Home Equity Loan Trust
1.051%, 09/25/2035(a)	130,000	111,488
New Century Home Equity Loan Trust
0.836%, 10/25/2035(a)	200,000	188,449
Newcastle Mortgage Securities Trust
0.716%, 03/25/2036(a)	118,384	115,938
OnDeck Asset Securitization Trust LLC
3.150%, 05/17/2018(b)	205,000	204,976
OneMain Financial Issuance Trust
2.430%, 06/18/2024(b)	335,000	334,514
2.470%, 09/18/2024(b)	175,000	174,426
2.570%, 07/18/2025(b)	500,000	489,180
3.190%, 03/18/2026(b)	255,000	250,906
Prestige Auto Receivables Trust
1.910%, 04/15/2020(b)	115,000	113,758
RAMP Trust
1.066%, 10/25/2034(a)	232,064	207,544
0.996%, 03/25/2035(a)	330,000	291,436
0.936%, 07/25/2035(a)	380,000	350,152
0.836%, 03/25/2036(a)	330,000	303,227
RASC Trust
1.086%, 07/25/2035(a)	177,357	150,085
1.086%, 07/25/2035(a)	325,000	298,013
0.896%, 01/25/2036(a)	390,000	328,149
Santander Drive Auto Receivables Trust
1.810%, 04/15/2019	85,000	85,170
2.250%, 06/17/2019	315,000	315,866
2.330%, 11/15/2019	195,000	195,707
3.250%, 01/15/2020	375,000	379,944
2.360%, 04/15/2020	305,000	306,075
2.130%, 08/17/2020	285,000	285,156
Securitized Asset Backed Receivables LLC Trust
0.826%, 10/25/2035(a)	146,000	125,812
SoFi Professional Loan Program LLC
2.036%, 06/25/2025(a)(b)	107,267	106,545
Soundview Home Loan Trust
1.111%, 06/25/2035(a)	525,000	469,857
0.906%, 11/25/2035(a)	405,000	335,098
0.736%, 02/25/2036(a)	280,000	254,515
0.906%, 03/25/2036(a)	495,000	417,365

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Springleaf Funding Trust
3.160%, 11/15/2024(b)	$335,000	$330,362
Structured Asset Investment Loan Trust
1.236%, 07/25/2034(a)	239,944	226,052
1.096%, 04/25/2035(a)	359,000	345,024
Structured Asset Securities Corp. Mortgage Loan Trust
0.956%, 02/25/2035(a)	440,000	386,811
0.866%, 05/25/2035(a)	155,000	150,864
0.596%, 04/25/2036(a)	135,190	128,120
Synchrony Credit Card Master Note Trust
1.610%, 11/15/2020	425,000	424,998
TAL Advantage V LLC
3.550%, 11/20/2038(b)	236,375	227,517
3.510%, 02/20/2039(b)	132,800	127,212
3.330%, 05/20/2039(b)	150,894	144,091
Textainer Marine III Ltd.
3.270%, 10/20/2039(b)	121,333	113,649
Trinity Rail Leasing LLC
3.898%, 07/15/2043(b)	111,421	114,953
United Airlines Pass Through Trust
6.636%, 01/02/2024	257,698	270,905
United Auto Credit Securities Trust
2.250%, 06/17/2019(b)	115,000	114,318
US Airways Pass Through Trust
4.625%, 12/03/2026	111,935	115,993
VFC LLC
2.750%, 07/22/2030(b)	13,821	13,783
Westlake Auto Receivables Trust
1.240%, 11/15/2019(b)	54,952	54,933
1.700%, 11/15/2019(b)	175,000	174,583

Total Asset-Backed Securities (Cost $26,640,590)		26,723,659

Corporate Bonds—21.12%
Ambulatory Health Care Services—0.09%
HealthSouth Corp.
5.750%, 09/15/2025(b)	210,000	209,475

Beverage and Tobacco Product Manufacturing—1.31%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	118,374
9.950%, 11/10/2038	177,000	290,653
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	320,000	325,657
3.650%, 02/01/2026	655,000	676,928
4.900%, 02/01/2046	890,000	956,009
Reynolds American, Inc.
5.700%, 08/15/2035	150,000	169,834
7.250%, 06/15/2037	45,000	56,564
5.850%, 08/15/2045	502,000	591,353

		3,185,372

Broadcasting (except Internet)—0.15%
CBS Corp.
4.600%, 01/15/2045	185,000	162,140

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Sirius XM Radio, Inc.
5.375%, 04/15/2025(b)	$70,000	$70,000
Viacom, Inc.
5.850%, 09/01/2043	145,000	123,158

		355,298

Building Material and Garden Equipment and Supplies Dealers—0.19%
The Home Depot, Inc.
2.625%, 06/01/2022	455,000	463,131

Capital Goods—0.21%
General Electric Co.
5.000%, 12/29/2049(a)	504,000	512,190

Chemical Manufacturing—0.68%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,440
3.600%, 05/14/2025	420,000	429,602
Eastman Chemical Co.
4.650%, 10/15/2044	500,000	430,423
Endo Finance LLC
5.750%, 01/15/2022(b)	200,000	203,000
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	351,576
Monsanto Co.
4.700%, 07/15/2064	180,000	144,709
The Dow Chemical Co.
4.625%, 10/01/2044	40,000	37,408

		1,642,158

Clothing and Clothing Accessories Stores—0.09%
L Brands, Inc.
6.875%, 11/01/2035(b)	100,000	106,625
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022	162,000	121,500

		228,125

Computer and Electronic Product Manufacturing—0.07%
CommScope, Inc.
4.375%, 06/15/2020(b)	70,000	71,400
HP, Inc.
4.300%, 06/01/2021	100,000	101,048

		172,448

Credit Intermediation and Related Activities—6.74%
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	80,376
3.250%, 09/29/2017	90,000	89,887
3.250%, 02/13/2018	390,000	387,075
American Express Co.
5.200%, 05/29/2049(a)	190,000	172,567
4.900%, 12/29/2049(a)	340,000	297,075
Bank of America Corp.
1.482%, 04/01/2019(a)	320,000	315,557
3.300%, 01/11/2023	465,000	464,529
4.200%, 08/26/2024	115,000	115,316

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
4.000%, 01/22/2025	$435,000	$423,358
3.950%, 04/21/2025	135,000	130,355
6.250%, 09/29/2049(a)	175,000	169,531
6.100%, 12/29/2049(a)	770,000	747,862
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	594,217
Capital One Financial Co.
5.550%, 12/29/2049(a)	460,000	446,200
Citigroup, Inc.
1.311%, 04/27/2018(a)	775,000	767,074
4.050%, 07/30/2022	65,000	66,133
3.875%, 03/26/2025	375,000	359,955
4.300%, 11/20/2026	205,000	199,229
8.125%, 07/15/2039	106,000	151,622
5.800%, 11/29/2049(a)	325,000	301,844
5.950%, 12/31/2049(a)	730,000	687,113
Discover Financial Services
3.750%, 03/04/2025	485,000	458,575
Education Realty Operating Partnership, LP
4.600%, 12/01/2024	170,000	171,331
EMD Finance LLC
2.400%, 03/19/2020(b)	1,150,000	1,136,606
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	200,165
1.724%, 12/06/2017	400,000	394,695
1.557%, 01/09/2018(a)	300,000	296,558
3.157%, 08/04/2020	300,000	299,050
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	35,879
3.500%, 07/10/2019	145,000	145,082
3.700%, 11/24/2020	630,000	620,212
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	510,299
JPMorgan Chase & Co.
3.875%, 09/10/2024	265,000	265,807
6.000%, 12/29/2049(a)	700,000	694,750
MetLife, Inc.
5.250%, 12/29/2049(a)	370,000	349,724
Morgan Stanley
3.750%, 02/25/2023	380,000	389,211
4.350%, 09/08/2026	260,000	259,141
3.950%, 04/23/2027	705,000	682,443
5.450%, 12/29/2049(a)	450,000	421,313
5.550%, 12/29/2049(a)	385,000	373,931
Regions Bank
2.250%, 09/14/2018	250,000	249,059
Wells Fargo & Co.
4.100%, 06/03/2026	505,000	522,204
5.900%, 12/29/2049(a)	775,000	777,906
Wells Fargo Capital X
5.950%, 12/01/2086	165,000	166,650

		16,387,466

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Data Processing, Hosting and Related Services—0.39%
Hewlett Packard Enterprise Co.
6.350%, 10/15/2045(b)	$675,000	$577,369
4.900%, 10/15/2025(b)	395,000	375,578

		952,947

Educational Services—0.03%
The George Washinton University
3.485%, 09/15/2022	75,000	78,750

Food and Beverage Stores—0.08%
SUPERVALU, Inc.
7.750%, 11/15/2022	250,000	196,250

Food Manufacturing—0.73%
Kellogg Co.
3.250%, 04/01/2026	945,000	952,745
Kraft Heinz Foods Co.
3.500%, 07/15/2022(b)	365,000	376,395
5.200%, 07/15/2045(b)	420,000	453,909

		1,783,049

Food Services and Drinking Places—0.14%
McDonald’s Corp.
3.700%, 01/30/2026	335,000	349,487

Funds, Trusts, and Other Financial Vehicles—0.53%
Anthem, Inc.
4.650%, 01/15/2043	240,000	225,514
Glencore Funding LLC
2.875%, 04/16/2020(b)	265,000	220,819
4.000%, 04/16/2025(b)	325,000	234,417
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	545,000	540,109
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,033

		1,285,892

General Merchandise Stores—0.07%
Dollar General Corp.
4.150%, 11/01/2025	158,000	159,940

Hospitals—0.11%
HCA, Inc.
4.750%, 05/01/2023	250,000	254,688

Insurance Carriers and Related Activities—0.81%
American International Group, Inc.
3.300%, 03/01/2021	674,000	682,018
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021(b)	165,000	168,300
Prudential Financial, Inc.
5.200%, 03/15/2044(a)	555,000	521,006
5.375%, 05/15/2045(a)	310,000	292,563
Voya Financial, Inc.
5.650%, 05/15/2053(a)	335,000	312,786

		1,976,673

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Machinery Manufacturing—0.00%
Seventy Seven Operating LLC
6.625%, 11/15/2019	$44,000	$8,580

Miscellaneous Manufacturing—0.05%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,710

Motor Vehicle and Parts Dealers—0.07%
AutoNation, Inc.
4.500%, 10/01/2025	172,000	175,778

Nonstore Retailers—0.06%
Suburban Propane Partners, L.P.
5.750%, 03/01/2025	160,000	136,000

Nursing and Residential Care Facilities—0.08%
Acadia Healthcare Co., Inc.
5.625%, 02/15/2023	195,000	197,925

Oil and Gas Extraction—1.15%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	185,000	150,202
Apache Corp.
4.750%, 04/15/2043	205,000	157,272
Continental Resources, Inc.
5.000%, 09/15/2022	642,000	488,081
Devon Energy Corp.
5.000%, 06/15/2045	407,000	268,392
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	379,148
4.850%, 03/15/2044	208,000	179,112
4.950%, 10/15/2054	75,000	60,078
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	488,455
6.000%, 03/01/2041	40,000	30,514
Phillips 66
4.650%, 11/15/2034	418,000	382,824
Plains All American Pipeline, L.P.
4.650%, 10/15/2025	260,000	219,059

		2,803,137

Petroleum and Coal Products Manufacturing—0.24%
Marathon Oil Corp.
3.850%, 06/01/2025	515,000	355,090
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	159,109
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	81,093

		595,292

Petroleum and Petroleum Products Merchant Wholesalers—0.18%
Williams Partners LP
3.600%, 03/15/2022	415,000	326,287
5.400%, 03/04/2044	145,000	101,394

		427,681

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Pipeline Transportation—0.50%
Crestwood Midstream Partners, L.P.
6.250%, 04/01/2023(b)	$110,000	$78,650
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	217,955
6.500%, 02/01/2042	200,000	162,088
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	365,000	316,579
6.500%, 09/01/2039	325,000	276,554
5.500%, 03/01/2044	190,000	155,514

		1,207,340

Publishing Industries (except Internet)—0.21%
McGraw Hill Financial, Inc.
3.300%, 08/14/2020	131,000	134,216
4.000%, 06/15/2025	195,000	198,193
TEGNA, Inc.
5.500%, 09/15/2024(b)	175,000	180,031

		512,440

Real Estate—1.19%
American Tower Corp.
2.800%, 06/01/2020	670,000	666,206
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	549,301
Digital Realty Trust, L.P.
3.950%, 07/01/2022	1,010,000	1,017,483
EPR Properties
5.750%, 08/15/2022	225,000	240,708
Ventas Realty LP
2.700%, 04/01/2020	430,000	426,952

		2,900,650

Rental and Leasing Services—0.12%
Air Lease Corp.
3.375%, 01/15/2019	60,000	58,950
3.875%, 04/01/2021	110,000	106,700
United Rentals North America, Inc
5.500%, 07/15/2025	120,000	114,300

		279,950

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.85%
The Goldman Sachs Group, Inc.
1.288%, 05/22/2017(a)	405,000	404,310
2.375%, 01/22/2018	290,000	291,892
2.600%, 04/23/2020	335,000	333,796
2.236%, 11/29/2023(a)	275,000	270,269
5.150%, 05/22/2045	350,000	334,915
5.700%, 12/29/2049(a)	440,000	421,850

		2,057,032

Support Activities for Mining—0.09%
Targa Resources Partners LP
5.000%, 01/15/2018	105,000	101,128

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
6.750%, 03/15/2024(b)	$150,000	$127,875

		229,003

Telecommunications—2.90%
AT&T, Inc.
2.400%, 08/15/2016	500,000	503,039
3.900%, 03/11/2024	345,000	355,788
4.500%, 05/15/2035	185,000	170,346
5.350%, 09/01/2040	570,000	556,734
4.750%, 05/15/2046	1,235,000	1,131,643
CCO Safari II LLC
4.908%, 07/23/2025(b)	925,000	950,351
6.484%, 10/23/2045(b)	430,000	454,619
Qwest Corp.
6.750%, 12/01/2021	365,000	389,638
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	224,041
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	472,717
6.550%, 09/15/2043	500,000	611,780
5.012%, 08/21/2054	262,000	244,321
4.672%, 03/15/2055	1,125,000	997,701

		7,062,718

Transportation Equipment Manufacturing—0.38%
General Motors Co.
6.750%, 04/01/2046	290,000	304,352
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	438,007
Meritor, Inc.
6.250%, 02/15/2024	235,000	192,630

		934,989

Utilities—0.54%
Dominion Resources, Inc.
5.750%, 10/01/2054(a)	375,000	357,187
Dynergy, Inc.
6.750%, 11/01/2019	35,000	32,616
7.375%, 11/01/2022	30,000	25,200
7.625%, 11/01/2024	55,000	45,788
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	303,480
5.550%, 06/01/2045	470,000	391,444
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	175,000	159,469

		1,315,184

Wood Product Manufacturing—0.09%
Standard Industries, Inc.
6.000%, 10/15/2025(b)	216,000	220,590

Total Corporate Bonds (Cost $53,252,007)		51,384,338

Foreign Corporate Bonds—5.23%
ABN AMRO Bank NV
0.862%, 06/06/2016(a)(b)	305,000	305,023

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Actavis Funding SCS
3.450%, 03/15/2022	$611,000	$623,934
3.800%, 03/15/2025	145,000	149,547
4.850%, 06/15/2044	222,000	228,714
AerCap Ireland Capital Ltd.
4.625%, 10/30/2020	150,000	153,000
Aircastle Ltd.
6.750%, 04/15/2017	105,000	109,463
Bank of Montreal
1.950%, 01/30/2017(b)	250,000	251,988
Barclays Bank PLC
10.180%, 06/12/2021(b)	710,000	916,698
Barclays PLC
3.650%, 03/16/2025	200,000	184,201
Barrick Gold Corp.
4.100%, 05/01/2023	64,000	59,838
BBVA Banco Continental SA
3.250%, 04/08/2018(b)	120,000	121,500
BHP Billiton Finance U.S.A. Ltd.
6.250%, 10/19/2075(a)(b)	200,000	198,000
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	249,256
Credit Suisse AG
1.700%, 04/27/2018	600,000	593,856
Ecopetrol SA
5.375%, 06/26/2026	174,000	141,593
5.875%, 05/28/2045	120,000	84,300
Electricite de France SA
5.625%, 12/29/2049(a)(b)	420,000	371,700
Ensco PLC
4.700%, 03/15/2021	180,000	96,700
4.500%, 10/01/2024	149,000	74,850
5.200%, 03/15/2025	110,000	56,237
5.750%, 10/01/2044	420,000	198,345
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038(b)	195,841	174,298
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	184,750
Grupo Bimbo SAB de CV
4.875%, 06/27/2044(b)	250,000	216,162
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	228,994
4.250%, 08/18/2025	200,000	194,130
5.625%, 12/29/2049(a)	230,000	213,037
ING Group NV
6.500%, 12/31/2049(a)	255,000	232,209
Inmarsat Finance PLC
4.875%, 05/15/2022(b)	110,000	108,212
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	411,481
7.500%, 04/30/2049(a)	445,000	417,188
LYB International Finance BV
4.875%, 03/15/2044	170,000	153,068

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount		Value
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019(b)	$200,000		$	$ 202,159
Petróleos Mexicanos
4.500%, 01/23/2026(b)	75,000			66,937
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	370,000			361,479
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049(a)	445,000			407,175
Seagate HDD Cayman
4.750%, 06/01/2023	400,000			323,683
4.875%, 06/01/2027(b)	245,000			170,195
Signet UK Finance PLC
4.700%, 06/15/2024	95,000			95,599
Societe Generale
5.625%, 11/24/2045(b)	295,000			261,815
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(b)	495,000			494,556
Standard Chartered PLC
1.700%, 04/17/2018(b)	485,000			477,672
5.200%, 01/26/2024(b)	250,000			246,652
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000			123,402
Telecom Italia SpA
5.303%, 05/30/2024(b)	200,000			194,750
Tesco PLC
6.150%, 11/15/2037(b)	100,000			84,779
The Bank of Nova Scotia
2.150%, 08/03/2016(b)	280,000			281,297
TransCanada Trust
5.625%, 05/20/2075(a)	455,000			375,284
Tyco International Group SA
3.900%, 02/14/2026	215,000			218,828
UBS AG
2.250%, 03/30/2017(b)	260,000			262,905
1.375%, 06/01/2017	265,000			264,380
Valent Pharmaceuticals International, Inc.
5.875%, 05/15/2023(b)	70,000			59,412
6.125%, 04/15/2025(b)	60,000			50,513

Total Foreign Corporate Bonds (Cost $13,909,958)				12,725,744

Foreign Government Agency Issues—0.22%
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000			318,840
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000			72,658
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000			144,681

Total Foreign Government Agency Issues (Cost $527,016)				536,179

Foreign Government Note/Bond—0.17%
Mexico Bonos
8.000%, 06/11/2020	6,715,000	(d)		407,599

Total Foreign Government Note/Bond (Cost $557,458)				407,599

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Mortgage-Backed Securities—16.21%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.227%, 06/15/2028(a)(b)	$145,000	$144,704
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	150,855
2006-5, 5.414%, 09/10/2047	256,799	258,803
Bear Stearns Commerical Mortgage Securities Trust
2007-PWR15, 5.331%, 02/11/2044	58,313	59,661
Citigroup Commerical Mortgage Trust
2014-388G, 1.827%, 06/16/2033(a)(b)	150,000	144,331
2014-GC25, 1.090%, 10/11/2047(a)(c)	1,587,014	110,204
2015-GC27, 1.443%, 02/12/2048(a)(c)	1,206,240	112,439
COMM Mortgage Trust
2014-TWC, 1.274%, 02/13/2032(a)(b)	140,000	135,900
2014-SAVA, 1.577%, 06/15/2034(a)(b)	116,969	114,573
2013-LC6, 0.355%, 01/12/2046(a)(b)(c)	2,000,000	48,800
2013-CCRE6, 0.632%, 03/12/2046(a)(c)	1,500,000	54,062
2013-CCRE12, 1.386%, 10/15/2046(a)(c)	928,046	64,861
2014-CCRE16, 1.245%, 04/12/2047(a)(c)	1,766,169	109,673
2014-LC15, 1.390%, 04/12/2047(a)(c)	2,035,079	138,285
2014-CCRE17, 1.187%, 05/10/2047(a)(c)	1,477,952	91,273
2014-UBS3, 1.342%, 06/12/2047(a)(c)	1,158,274	82,587
2014-UBS6, 1.070%, 12/10/2047(a)(c)	1,958,041	118,189
2015-LC21, 3.708%, 07/10/2048	100,000	104,687
Commercial Mortgage Loan Trust
2007-GG11, 5.736%, 12/10/2049	95,862	99,846
2008- LS1, 6.097%, 12/10/2049(a)	108,314	113,500
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	189,662	193,745
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049(a)	160,000	163,237
CSAIL Commercial Mortgage Trust
2015-C2, 0.900%, 06/15/2057(a)(c)	1,735,830	97,275
Fannie Mae- Aces
2014-M8, 0.674%, 05/25/2018(a)	113,733	113,024
2012-M14, 0.507%, 09/25/2022(a)(c)	3,224,798	80,751
2014-M8, 0.427%, 06/25/2024(a)(c)	3,198,154	90,284
Fannie Mae Pool
624275, 5.000%, 01/01/2017	18,306	18,933
897512, 5.000%, 12/01/2021	49,664	51,418
254832, 5.500%, 08/01/2023	113,735	127,629
255320, 5.000%, 07/01/2024	18,581	20,575
257075, 5.500%, 02/01/2028	13,267	14,974
MA0023, 5.000%, 04/01/2029	27,058	29,961
MA0096, 4.500%, 06/01/2029	17,325	18,818
AS3118, 3.000%, 08/01/2029	96,274	100,562
MA2124, 3.000%, 12/01/2029	84,074	87,761
AS4466, 3.000%, 02/01/2030	88,989	93,285
AX9538, 3.000%, 02/01/2030	114,687	120,158
AE0205, 5.000%, 03/01/2030	31,153	34,495
AS4855, 2.500%, 04/01/2030	67,956	69,766
AS4877, 3.000%, 04/01/2030	114,289	119,301
AY0990, 2.500%, 05/01/2030	92,649	95,117
AY4218, 3.000%, 05/01/2030	116,775	121,896

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
AS5240, 3.000%, 06/01/2030	$93,754	$97,865
AZ0881, 2.500%, 07/01/2030	85,378	87,652
AZ0886, 3.000%, 07/01/2030	71,025	74,140
AS6096, 3.000%, 10/01/2030	24,159	25,218
AL7801, 2.500%, 11/01/2030	145,652	149,633
720679, 5.000%, 06/01/2033	23,732	26,281
725027, 5.000%, 11/01/2033	17,698	19,715
888283, 5.000%, 08/01/2034	83,894	93,410
725946, 5.500%, 11/01/2034	183,734	208,261
735484, 5.000%, 05/01/2035	25,508	28,351
830722, 5.000%, 07/01/2035	79,055	88,346
836427, 5.000%, 10/01/2035	36,716	40,784
735925, 5.000%, 10/01/2035	77,947	86,577
885399, 5.500%, 06/01/2036	53,142	59,804
900527, 6.000%, 09/01/2036	5,983	6,837
915320, 6.000%, 03/01/2037	31,066	35,434
256711, 5.500%, 05/01/2037	42,396	47,698
940765, 5.500%, 06/01/2037	75,033	84,239
942051, 5.500%, 07/01/2037	102,152	114,803
952572, 5.500%, 09/01/2037	4,169	4,698
967254, 5.500%, 12/01/2037	5,632	6,320
953926, 5.500%, 12/01/2037	23,034	25,890
968975, 5.500%, 01/01/2038	65,712	73,777
889757, 5.000%, 02/01/2038	38,306	42,539
962343, 5.000%, 03/01/2038	36,573	40,496
929301, 5.000%, 04/01/2038	37,124	41,106
257161, 5.500%, 04/01/2038	82,860	93,169
982126, 5.000%, 05/01/2038	80,507	89,143
995681, 6.000%, 05/01/2038	10,237	11,686
889579, 6.000%, 05/01/2038	52,439	59,858
889533, 5.500%, 06/01/2038	68,168	76,822
AB0131, 5.000%, 12/01/2038	25,227	28,137
995245, 5.000%, 01/01/2039	77,278	85,568
934231, 5.000%, 01/01/2039	57,990	64,210
995906, 5.000%, 03/01/2039	29,268	32,408
995838, 5.500%, 05/01/2039	203,874	229,408
AL0070, 5.000%, 07/01/2039	47,115	52,170
932586, 4.500%, 03/01/2040	65,490	71,366
AD1656, 4.500%, 03/01/2040	95,467	104,033
190404, 4.500%, 05/01/2040	161,760	176,273
AD7406, 5.000%, 07/01/2040	25,092	27,968
AD8529, 4.500%, 08/01/2040	165,589	180,438
AB1335, 4.500%, 08/01/2040	13,109	14,284
AB1389, 4.500%, 08/01/2040	143,803	156,698
AD9151, 5.000%, 08/01/2040	47,886	53,629
MA0510, 4.500%, 09/01/2040	1,611	1,755
AE8714, 3.500%, 11/01/2040	62,020	65,145
890310, 4.500%, 12/01/2040	33,245	36,213
AL0791, 4.000%, 02/01/2041	112,793	121,964
AE0954, 4.500%, 02/01/2041	115,343	125,705
AH7196, 4.500%, 03/01/2041	1,078,148	1,174,570
AL0245, 4.000%, 04/01/2041	22,707	24,548
AL0065, 4.500%, 04/01/2041	52,343	57,045
AB2817, 5.000%, 04/01/2041	24,428	27,156

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
AL0214, 5.000%, 04/01/2041	$34,043	$37,806
AB3194, 4.500%, 06/01/2041	49,493	53,870
AI4891, 4.500%, 06/01/2041	611,949	666,835
AH7395, 4.500%, 06/01/2041	29,877	32,561
AH1662, 4.500%, 07/01/2041	89,328	97,251
AI8193, 4.500%, 08/01/2041	126,316	137,594
AJ3310, 5.000%, 08/01/2041	155,377	172,731
890603, 5.000%, 08/01/2041	203,355	225,173
AL0675, 5.500%, 09/01/2041	52,546	59,229
AJ1959, 4.500%, 10/01/2041	997,791	1,090,511
AL1547, 4.500%, 11/01/2041	27,580	30,049
AJ9278, 3.500%, 12/01/2041	25,476	26,764
AJ6346, 3.500%, 12/01/2041	68,912	72,377
AX5302, 4.000%, 01/01/2042	57,611	61,646
AK2415, 4.000%, 02/01/2042	105,623	113,071
AK5699, 3.500%, 03/01/2042	35,689	37,493
AK6744, 4.000%, 03/01/2042	169,549	181,509
AK6743, 4.000%, 03/01/2042	137,621	147,327
AK6846, 3.500%, 04/01/2042	97,749	102,696
AK6568, 3.500%, 04/01/2042	113,990	119,757
AK9393, 3.500%, 04/01/2042	51,697	54,313
AL4029, 4.500%, 04/01/2042	152,080	165,683
AL1886, 3.216%, 06/01/2042(a)	85,281	89,072
AO9553, 4.000%, 07/01/2042	617,719	664,759
AB7733, 3.000%, 01/01/2043	48,132	49,468
AQ9330, 3.500%, 01/01/2043	103,419	108,648
AL3714, 3.500%, 01/01/2043	73,115	76,784
AL2897, 3.500%, 01/01/2043	93,472	98,198
AB7965, 3.500%, 02/01/2043	52,460	55,110
AB8897, 3.000%, 04/01/2043	506,407	520,384
AB8931, 3.000%, 04/01/2043	59,838	61,489
AT2021, 3.500%, 04/01/2043	55,053	57,981
AB9046, 3.500%, 04/01/2043	132,910	140,425
AT1001, 3.500%, 04/01/2043	41,524	43,926
AB9341, 3.000%, 05/01/2043	84,711	87,072
AT5993, 3.000%, 05/01/2043	61,847	63,559
AB9260, 3.500%, 05/01/2043	172,242	180,878
AT5895, 3.000%, 06/01/2043	20,739	21,309
AR7218, 3.000%, 06/01/2043	285,571	293,522
AU1628, 3.000%, 07/01/2043	4,190	4,306
AU1632, 3.000%, 07/01/2043	33,826	34,755
AS0044, 3.000%, 07/01/2043	76,051	78,133
AS0016, 3.000%, 07/01/2043	25,428	26,125
AS0203, 3.000%, 08/01/2043	203,324	209,002
AU3735, 3.000%, 08/01/2043	128,346	131,864
AS0331, 3.000%, 08/01/2043	34,619	35,568
AS0205, 3.000%, 08/01/2043	301,174	309,426
AU0949, 3.500%, 08/01/2043	92,876	98,609
AS0212, 3.500%, 08/01/2043	112,865	118,880
AU3751, 4.000%, 08/01/2043	307,706	331,177
AU4289, 4.000%, 09/01/2043	131,993	142,061
AU6857, 4.000%, 09/01/2043	141,829	153,693
AS0531, 4.000%, 09/01/2043	151,837	164,118
AU5661, 4.500%, 09/01/2043	136,965	148,803

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
AU4658, 4.500%, 09/01/2043	$50,631	$55,317
AU4298, 4.500%, 09/01/2043	42,447	46,103
AS0575, 5.000%, 09/01/2043	28,868	32,009
MA1600, 3.500%, 10/01/2043	78,846	82,779
AL4288, 4.500%, 10/01/2043	252,856	274,962
AS1042, 4.000%, 11/01/2043	141,281	152,058
AV0284, 4.500%, 11/01/2043	61,799	67,573
AV1169, 5.000%, 11/01/2043	30,395	33,655
AL4450, 4.500%, 12/01/2043	72,141	78,391
AV0663, 4.500%, 12/01/2043	119,580	130,328
AS1333, 4.500%, 12/01/2043	90,649	98,993
AS1559, 4.000%, 01/01/2044	79,556	85,624
AV7239, 4.500%, 01/01/2044	39,832	43,273
AV0944, 4.500%, 01/01/2044	71,887	78,544
AL5229, 5.000%, 01/01/2044	138,495	154,462
AL5110, 4.500%, 03/01/2044	65,368	71,034
AS2117, 4.000%, 04/01/2044	79,587	85,088
AS2276, 4.500%, 04/01/2044	143,519	156,340
MA1888, 4.000%, 05/01/2044	69,811	74,567
AL5780, 4.500%, 05/01/2044	25,465	27,835
AW3733, 4.500%, 05/01/2044	69,206	75,387
MA1926, 4.500%, 06/01/2044	81,310	88,689
AS2751, 4.500%, 06/01/2044	121,668	132,177
AV2818, 4.500%, 07/01/2044	42,332	45,989
AL5570, 4.500%, 07/01/2044	181,522	197,240
AL6223, 4.500%, 08/01/2044	71,823	78,147
AL5674, 4.500%, 08/01/2044	60,750	66,013
AX0147, 4.500%, 09/01/2044	50,000	54,352
AS3467, 4.000%, 10/01/2044	102,781	109,784
AX2491, 4.000%, 10/01/2044	67,954	72,732
AX2501, 4.000%, 10/01/2044	80,976	86,493
AS3634, 4.000%, 10/01/2044	118,984	127,090
AS3657, 4.500%, 10/01/2044	98,017	107,132
AV2420, 4.500%, 11/01/2044	238,134	259,078
AX7350, 4.500%, 11/01/2044	36,933	40,141
AX4902, 3.500%, 12/01/2044	299,331	315,227
AS4304, 3.500%, 01/01/2045	67,984	71,303
MA2145, 4.000%, 01/01/2045	129,867	138,745
AL6432, 4.000%, 01/01/2045	136,122	145,396
AY0025, 4.000%, 02/01/2045	262,127	280,453
AS4515, 4.000%, 02/01/2045	199,538	213,173
AS4630, 4.000%, 03/01/2045	151,857	162,267
AS4804, 3.500%, 04/01/2045	68,997	72,423
AY4205, 3.000%, 05/01/2045	73,278	75,245
AS5175, 3.500%, 06/01/2045	121,095	127,535
AZ0814, 3.500%, 07/01/2045	121,161	127,284
AZ0869, 4.000%, 07/01/2045	170,362	182,500
AS5476, 4.000%, 07/01/2045	192,079	205,863
AZ8009, 3.500%, 09/01/2045	73,243	76,819
MA2414, 3.500%, 10/01/2045	132,616	139,094
MA2415, 4.000%, 10/01/2045	122,088	130,548
MA2471, 3.500%, 12/01/2045	173,351	181,834
MA2484, 4.000%, 12/01/2045	172,728	184,697
AS6464, 3.500%, 01/01/2046	84,668	89,171

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026(c)	$25,477	$829
2014-11, 2.500%,10/25/2041	168,195	152,655
FHLMC Multifamily Structured Pass Through Certificates
K-GRP, 0.811%, 04/25/2020(a)	173,841	173,991
K-038, 1.194%, 03/25/2024(a)(c)	1,803,729	135,916
FHLMC Structured Pass Through Securities
0.827%, 11/25/2028(a)	3,131	3,123
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	1,884	2,033
D9-7472, 5.500%, 12/01/2027	9,391	10,442
G1-4953, 3.500%, 01/01/2029	90,056	95,076
G0-1772, 5.000%, 02/01/2035	5,618	6,244
G0-1883, 5.000%, 08/01/2035	4,711	5,230
A6-8761, 5.500%, 09/01/2037	2,684	2,985
G0-3535, 5.500%, 10/01/2037	2,192	2,458
G0-3812, 5.500%, 02/01/2038	3,015	3,383
G0-4471, 5.500%, 07/01/2038	7,374	8,240
G0-4449, 5.500%, 07/01/2038	15,537	17,357
A8-1743, 5.500%, 09/01/2038	20,534	22,832
A8-2657, 5.500%, 10/01/2038	12,750	14,180
A8-2134, 6.000%, 10/01/2038	5,646	6,422
G0-5205, 5.000%, 01/01/2039	37,677	41,461
A8-6315, 4.500%, 05/01/2039	81,948	88,881
A8-6521, 4.500%, 05/01/2039	145,395	158,017
A9-3617, 4.500%, 08/01/2040	25,284	27,524
Q0-3580, 4.500%, 09/01/2041	89,650	97,611
C0-3531, 4.000%, 10/01/2040	52,626	56,288
A9-6592, 4.000%, 02/01/2041	221,482	236,887
A9-7942, 4.500%, 04/01/2041	88,410	96,259
Q0-0285, 4.500%, 04/01/2041	19,653	21,398
Q0-0876, 4.500%, 05/01/2041	141,248	153,790
Q0-0950, 5.000%, 05/01/2041	30,912	34,201
Q0-2173, 4.500%, 07/01/2041	81,830	88,991
Q0-3705, 4.000%, 10/01/2041	30,167	32,188
Q0-4674, 4.000%, 12/01/2041	324,550	346,956
Q0-9004, 3.500%, 06/01/2042	55,480	58,117
C0-9004, 3.500%, 07/01/2042	59,156	61,967
Q0-9896, 3.500%, 08/01/2042	77,253	80,925
Q1-1348, 3.500%, 09/01/2042	95,225	99,751
Q1-4869, 3.000%, 01/01/2043	140,370	144,445
Q1-8305, 3.500%, 05/01/2043	59,078	61,885
Q1-9475, 3.500%, 06/01/2043	131,052	137,319
Q2-0780, 3.500%, 08/01/2043	83,704	88,345
G0-8541, 3.500%, 08/01/2043	116,716	122,220
Q2-0857, 3.500%, 08/01/2043	59,308	62,677
G0-7459, 3.500%, 08/01/2043	58,425	61,189
V8-0509, 4.000%, 10/01/2043	78,149	83,768
G6-0174, 4.000%, 10/01/2043	177,316	189,548
G0-7508, 4.500%, 10/01/2043	57,540	62,581
G0-8558, 4.000%, 11/01/2043	116,997	124,836
G0-8559, 4.500%, 11/01/2043	15,342	16,673
Q2-3375, 4.500%, 11/01/2043	22,417	24,358
Q2-3388, 4.500%, 12/01/2043	160,295	173,879

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
Q2-4619, 4.500%, 02/01/2044	$40,331	$43,774
G0-8578, 4.500%, 03/01/2044	45,751	49,700
Q2-5331, 4.500%, 03/01/2044	53,014	57,685
Q2-5885, 4.500%, 05/01/2044	51,544	55,924
Q2-5977, 4.500%, 05/01/2044	29,946	32,555
Q2-6367, 4.000%, 05/01/2044	21,078	22,679
Q2-6513, 4.500%, 06/01/2044	80,736	88,382
Q2-6904, 4.000%, 06/01/2044	131,646	140,759
Q2-6923, 4.000%, 06/01/2044	152,311	162,517
G0-8596, 4.500%, 07/01/2044	92,862	100,883
Q2-7903, 4.000%, 08/01/2044	218,700	233,533
G0-8601, 4.000%, 08/01/2044	56,371	60,149
G0-8609, 3.500%, 10/01/2044	102,713	107,543
Q2-9916, 4.000%, 11/01/2044	162,742	173,825
Q3-0076, 4.500%, 12/01/2044	24,968	27,088
C0-9070, 4.000%, 12/01/2044	80,860	86,296
G0-8627, 3.500%, 02/01/2045	99,885	104,582
G0-7961, 3.500%, 03/01/2045	91,434	96,099
G0-8633, 4.000%, 03/01/2045	246,921	263,576
G0-8636, 3.500%, 04/01/2045	151,179	158,288
G0-8637, 4.000%, 04/01/2045	156,537	167,104
V8-1873, 4.000%, 08/01/2045	118,413	126,437
G0-8676, 3.500%, 11/01/2045	173,350	181,501
Q3-7023, 4.000%, 11/01/2045	149,164	159,280
G0-8681, 3.500%, 12/01/2045	124,263	130,106
Q3-8470, 4.000%, 01/01/2046	89,883	96,062
Freddie Mac Non Gold Pool
1H-2617, 2.500%, 05/01/2036(a)	66,987	70,844
1J-1346, 2.514%, 11/01/2036(a)	42,392	44,533
1G-1509, 2.476%, 02/01/2037(a)	54,176	56,730
Freddie Mac REMICS
3.000%, 01/15/2033(c)	248,766	36,791
3.000%, 10/15/2042	98,799	102,768
FREMF Mortgage Trust
2011-K702, 4.766%, 04/25/2044(a)(b)	35,000	36,354
2012-KF01, 3.463%, 10/25/2044(a)(b)	320,000	318,459
2012-K706, 4.167%, 11/25/2044(a)(b)	190,000	195,509
2013-K712, 3.369%, 05/25/2045(a)(b)	165,000	166,135
2012-K711, 3.562%, 08/25/2045(a)(b)	250,000	253,328
2013-KF02, 3.427%, 12/25/2045(a)(b)	100,712	99,850
2014-K38, 4.223%, 06/25/2047(a)(b)	115,000	110,054
2015-K718, 3.548%, 02/25/2048(a)(b)	580,000	539,046
Ginnie Mae II Pool
3.500%, 03/15/2045	905,000	955,694
Government National Mortgage Association
2014-20, 5.668%, 02/20/2044(a)(c)	544,922	88,541
2011-147, 0.971%, 10/16/2044(a)(c)	2,128,048	92,411
2014-47, 1.192%, 02/16/2048(a)(c)	1,008,640	64,505
2102-78, 0.696%, 06/16/2052(a)(c)	1,491,273	69,564
2012-70, 0.592%, 08/16/2052(a)(c)	547,888	21,483
2012-135, 0.688%, 01/16/2053(a)(c)	2,048,313	103,815
2012-107, 0.592%, 12/16/2053(a)(c)	1,571,899	74,376
2012-152, 0.757%, 01/16/2054(a)(c)	947,071	55,582
2012-147, 2.588%, 04/16/2054(a)	115,503	121,604

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
2014-92, 0.670%, 05/16/2054(a)(c)	$856,170	$42,531
2012-132, 0.973%, 06/16/2054(a)(c)	216,387	12,201
2014-45, 0.840%, 07/16/2054(a)(c)	1,118,988	70,574
2014-75, 0.830%, 08/16/2054(a)(c)	4,588,143	244,148
2014-155, 1.340%, 08/16/2055(a)(c)	1,167,507	98,802
GP Portfolio Trust
1.377%, 02/16/2027(a)(b)	202,285	197,268
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	29,281	29,523
2012-GC6, 2.049%, 01/10/2045(a)(b)(c)	693,828	59,666
2007-GG10, 5.794%, 08/10/2045(a)	264,016	271,398
2014-GC26, 1.102%, 11/13/2047(a)(c)	2,600,194	175,216
2015-GC32, 3.764%, 07/10/2048	105,000	110,807
Hilton USA Trust
2013-HLF, 1.429%, 11/05/2030(a)(b)	131,474	131,312
Impac Secured Assets Trust
2006-2, 0.936%, 08/25/2036(a)	50,000	45,902
JP Morgan Alternative Loan Trust
2007-A2, 0.626%, 06/25/2037(a)	185,498	173,158
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FBLU, 1.377%, 12/15/2028(a)(b)	260,000	257,353
2006-CIBC17, 5.429%, 12/12/2043	201,812	204,447
2007-CIBC18, 5.440%, 06/12/2047	161,871	165,183
2007-LDP10, 5.420%, 01/15/2049	135,645	138,350
2007-LDP12, 5.882%, 02/15/2051(a)	235,000	243,400
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041(a)(b)	100,000	100,697
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	150,019	152,856
2007-8, 5.887%, 08/12/2049(a)	99,918	103,715
2007-7, 5.741%, 06/12/2050(a)	113,036	116,923
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.187%, 04/17/2047(a)(c)	1,472,464	90,978
2015-C24, 3.732%, 08/15/2047	220,000	231,123
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048	200,000	211,867
2007-IQ14, 5.610%, 04/15/2049	11,410	11,429
2007-IQ16, 5.809%, 12/12/2049	131,486	137,030
Motel 6 Trust
2015-MTL6, 3.298%, 02/07/2030(b)	295,000	291,987
SCG Trust
2013-SRP1, 1.827%, 11/15/2026(a)(b)	100,000	99,574
Store Master Funding LLC
2015-1, 3.750%, 04/20/2045(b)	273,854	276,631
Thornburg Mortgage Securities Trust
2005-1, 2.442%, 04/25/2045(a)	92,167	90,919
UBS-Barclays Commercial Mortgage Trust
2012-C4, 1.810%, 12/12/2045(a)(b)(c)	669,192	57,140
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.722%, 06/15/2049(a)	250,000	256,220
WaMu Commercial Mortgages Securities Trust
2007-SL3, 5.460%, 03/23/2045(a)(b)	90,474	91,489
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/17/2048	130,000	135,495

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
2014-LC16, 1.294%, 08/17/2050	$78,447	$78,063
WFRBS Commercial Mortgage Trust
2013-C11, 1.466%, 03/17/2045(a)(b)(c)	1,552,686	90,766
2014-LC14, 1.419%, 03/15/2047(a)(c)	1,203,830	83,286

Total Mortgage-Backed Securities (Cost $39,071,179)		39,327,808

Municipal Bonds—0.33%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	30,488
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	550,000	567,342
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	198,744

Total Municipal Bonds (Cost $774,697)		796,574

U.S. Government Agency Issues—3.58%
Fannie Mae
3.000%, 03/15/2028	445,000	464,069
3.500%, 03/15/2041	480,000	502,936
4.000%, 03/15/2041	1,330,000	1,419,307
000TBA, 5.500%, 03/15/2038	85,000	95,316
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	120,003
Federal Home Loan Banks
5.500%, 07/15/2036	445,000	615,145
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	209,154
Freddie Mac Gold Pool
4.000%, 03/15/2041	925,000	985,721
3.500%, 03/15/2042	375,000	392,102
Ginnie Mae II Pool
003515M, 5.500%, 02/20/2034	29,780	33,717
4.000%, 03/15/2042	1,520,000	1,623,283
MA1861M, 2.000%, 04/20/2044(a)	1,193,934	1,220,687
MA2893M, 4.000%, 06/20/2045	102,979	110,228
MA2961M, 3.500%, 07/20/2045	138,871	146,925
MA3035M, 4.000%, 08/20/2045	68,929	73,829
MA3105M, 3.500%, 09/20/2045	94,260	99,727
MA3174M, 4.000%, 10/20/2045	203,978	218,600
MA3245M, 4.000%, 11/20/2045	172,114	184,493
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	89,740
4.625%, 09/15/2060	180,000	205,411

Total U.S. Government Agency Issues (Cost $8,719,700)		8,810,393

U.S. Government Note/Bond—15.89%
United States Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	1,532,866	1,523,565
2.000%, 01/15/2026	1,996,098	2,313,629
1.750%, 01/15/2028	1,129,020	1,285,709
3.875%, 04/15/2029	625,865	880,783
2.500%, 01/15/2029	881,320	1,085,630
0.750%, 02/15/2042	167,480	156,985
0.750%, 02/15/2045	1,594,030	1,486,330

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Principal Amount	Value
United States Treasury Note/Bond
0.750%, 10/31/2017	$220,000	$219,888
1.125%, 12/31/2019	2,090,000	2,091,756
3.625%, 08/15/2019	55,000	59,852
2.125%, 12/31/2021	1,640,000	1,705,633
2.750%, 02/15/2024	1,670,000	1,812,863
2.375%, 08/15/2024	405,000	427,615
2.000%, 02/15/2025	1,710,000	1,749,944
2.250%, 11/15/2025	2,283,900	2,385,693
5.500%, 08/15/2028	255,000	355,471
4.500%, 02/15/2036	325,000	447,237
3.875%, 08/15/2040	1,910,000	2,405,108
3.125%, 08/15/2044	1,450,000	1,607,376
3.000%, 11/15/2044	480,000	518,484
2.500%, 02/15/2045	18,000	17,541
2.875%, 08/15/2045	670,000	705,306
3.000%, 11/15/2045	1,050,000	1,134,411
United States Treasury Notes
0.500%, 08/31/2016	2,000,000	1,999,992
0.625%, 12/31/2016	5,000,000	4,998,925
0.500%, 03/31/2017	3,420,000	3,412,654
0.500%, 04/30/2017	1,395,000	1,391,512
2.125% 5/15/2015	465,000	480,521

Total U.S. Government Note/Bond (Cost $37,788,295)		38,660,413

U.S. Treasury Bills—5.34%
United States Treasury Bills
0.264%, 3/10/2016(e)	7,500,000	7,499,693
0.265%, 2/17/2016(e)	2,000,000	1,999,810
0.231%, 2/04/2016(e)	2,500,000	2,499,980
0.246%, 11/10/2015(e)	1,000,000	999,796

Total U.S. Treasury Bills (Cost $12,999,035)		12,999,279

	Shares
Exchange-Traded Funds—17.75%
iShares 7-10 Year Treasury Bond ETF	89,500	9,895,120
iShares Total Aggregate U.S. Bond Market ETF	102,100	11,240,189
iShares iBoxx $ Investment Grade Corporate Bond ETF	63,700	7,326,137
iShares Intermediate Credit Bond ETF	67,600	7,320,404
iShares iBoxx $ High Yield Corporate Bond ETF	18,500	1,481,480
SPDR Barclays High Yield Bond ETF	118,200	3,950,244
WisdomTree Emerging Markets Local Debt Fund	57,700	1,957,761

Total Exchange-Traded Funds (Cost $43,197,417)		43,171,335

Money Market Funds—5.39%
Fidelity Institutional Money Market Funds—Government Portfolio—Class I	6,413,265	6,413,265
First American Government Obligations Fund—Class Y	2,428,000	2,428,000
First American Treasury Obligations Fund—Class Y	1,833,196	1,833,196
STIT—Treasury Portfolio—Institutional Class	2,428,000	2,428,000

Total Money Market Funds (Cost $13,102,461)		13,102,461

Total Investments (Cost $250,539,813)—102.22%		248,645,782
Liabilities in Excess of Other Assets—(2.22)%		(5,405,749)

Total Net Assets—100.00%		$243,240,033

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(a)	Variable rate security.
(b)	Securities defined as Rule 144(a) securities under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Principal amount in Mexican pesos.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Forward Currency Contracts

February 29, 2016 (Unaudited)

Sale Contracts:

Counterparty of Contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at February 29, 2016	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciation (Depreciation)
Goldman Sachs	$(8,400,000)	4/15/2016	USD	$(461,491)	MXN	$466,015	$4,524

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 29, 2016 (Unaudited)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
United States Ultra Bond	(8)	(1,385,250)	June 2016	5,891

Total Futures Contracts Sold		$(1,385,250)		$5,891

	Number of Contracts Purchased

United States 10 Year Note	49	6,392,596	June 2016	2,669
United States 2 Year Note	2	437,094	June 2016	(722)
United States 5 Year Note	51	6,170,203	June 2016	2,702
United States Long Bond	3	493,594	June 2016	(2,537)

Total Futures Contracts Purchased		$13,493,487		$2,112

Total Net Futures Contacts				$8,003

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCK—85.13%
Accommodation—0.51%
Marriott International, Inc.	17,580	$1,198,077
MGM Resorts International(a)	2,045	38,712
Wyndham Worldwide Corp.	9,480	690,523

		1,927,312

Administration of Human Resource Programs—0.15%
WageWorks, Inc.(a)	12,155	585,506

Administrative and Support Services—1.27%
Equifax, Inc.	587	61,565
Experian PLC—ADR	77,846	1,283,681
Kforce, Inc.	28,890	460,507
ManpowerGroup, Inc.	626	48,477
Moody’s Corp.	10,805	959,484
On Assignment, Inc.(a)	17,170	566,782
Robert Half International, Inc.	7,300	287,547
Synchrony Financial(a)	2,232	60,152
Team Health Holdings, Inc.(a)	11,645	519,017
TripAdvisor, Inc.(a)	342	21,409
WNS Holdings Ltd.—ADR(a)	20,185	575,273

		4,843,894

Air Transportation—2.13%
Alaska Air Group, Inc.	634	46,853
American Airlines Group, Inc.	1,280	52,480
Bristow Group, Inc.	3,485	53,007
Delta Air Lines, Inc.	51,163	2,468,102
JetBlue Airways Corp.(a)	40,864	899,008
Ryanair Holdings PLC—ADR(a)	27,879	2,318,696
Southwest Airlines Co.	37,667	1,580,131
United Continental Holdings, Inc.(a)	12,288	703,611

		8,121,888

Ambulatory Health Care Services—0.24%
Air Methods Corp.(a)	17,440	633,595
DaVita Healthcare Partners, Inc.(a)	1,333	87,938
Laboratory Corp. of America Holdings(a)	853	93,694
Quest Diagnostics, Inc.	1,208	80,368

		895,595

Amusement, Gambling, and Recreation Industries—0.12%
Global Payments, Inc.	1,533	93,436
Six Flags Entertainment Corp.	7,502	381,552

		474,988

Apparel Manufacturing—0.38%
Carter’s, Inc.	4,200	426,846
Cintas Corp.	612	51,402
G-III Apparel Group Ltd.(a)	17,195	907,036
PVH Corp.	619	48,994

		1,434,278

Beverage and Tobacco Product Manufacturing—2.67%
British American Tobacco PLC—ADR	21,150	2,297,736

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Coca-Cola Enterprises, Inc.	21,498	$1,042,868
Constellation Brands, Inc.	934	132,096
Dr. Pepper Snapple Group, Inc.	1,421	130,064
Japan Tobacco, Inc.—ADR	114,890	2,284,013
LVMH Moet Hennessy Louis Vuitton SA—ADR	44,660	1,476,460
PepsiCo, Inc.	23,060	2,255,729
Reynolds American, Inc.	3,168	159,762
The Coca-Cola Co.	9,100	392,483

		10,171,211

Broadcasting (except Internet)—1.19%
CBS Corp.	18,839	911,431
Comcast Corp.	26,402	1,524,187
Liberty Interactive Corp. QVC Group(a)	2,587	65,658
The Walt Disney Co.	17,700	1,690,704
Viacom, Inc.	8,928	328,997

		4,520,977

Building Material and Garden Equipment and Supplies Dealers—0.78%
Lowe’s Cos., Inc.	26,250	1,772,663
The Home Depot, Inc.	9,750	1,210,170

		2,982,833

Chemical Manufacturing—7.75%
Acorda Therapeutics, Inc.(a)	17,090	559,014
Astellas Pharma, Inc.—ADR	146,967	2,117,794
Avon Products, Inc.(a)	17,869	68,081
Balchem Corp.	5,395	341,342
Bayer AG—ADR	15,160	1,571,334
Catalent, Inc.(a)	24,715	599,833
Celanese Corp.	560	33,790
CF Industries Holdings, Inc.	611	22,277
Chemtura Corp.(a)	13,640	344,137
Eastman Chemical Co.	507	32,524
Gilead Sciences, Inc.	38,773	3,382,945
Grifols SA—ADR	53,044	827,486
Huntsman Corp.	23,296	252,995
Incyte Corp.(a)	640	47,040
Insys Therapeutics, Inc.(a)	16,060	280,729
International Flavors & Fragrance, Inc.	396	40,903
Johnson & Johnson	33,232	3,496,340
Ligand Pharmaceuticals, Inc.(a)	6,790	626,581
LyondellBasell Industries NV(b)	9,379	752,290
Merck & Co., Inc.	22,921	1,150,863
Methanex Corp.(b)	12,166	385,297
Pfizer, Inc.	105,221	3,121,907
PPG Industries, Inc.	6,636	640,573
Prestige Brands Holdings, Inc.(a)	9,125	446,213
Quaker Chemical Corp.	6,775	527,163
Quidel Corp.(a)	25,210	395,041
Regeneron Pharmaceuticals, Inc.(a)	156	59,907
Roche Holding AG—ADR	58,890	1,887,425
Spectrum Pharmaceuticals, Inc.(a)	48,570	219,536
TESARO, Inc.(a)	10,670	431,708
Teva Pharmaceutical Industries Ltd—ADR	4,851	269,716

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
The Clorox Co.	1,139	$143,992
The Dow Chemical Co.	40,311	1,959,517
The Medicines Co.(a)	15,620	502,339
The Mosaic Co.	1,520	40,508
United Therapeutics Corp.(a)	2,400	292,656
Vanda Pharmaceuticals, Inc.(a)	41,160	323,106
West Pharmaceutical Services, Inc.	13,585	842,542
Westlake Chemical Corp.	353	15,221
Zoetis, Inc.	10,600	435,236

		29,487,901

Clothing and Clothing Accessories Stores—0.52%
Boot Barn Holdings, Inc.(a)	22,675	230,378
Dillard’s, Inc.	822	68,793
Express, Inc.(a)	32,645	562,473
Foot Locker, Inc.	11,420	713,750
Nordstrom, Inc.	7,602	390,135
Signet Jewelers Ltd.(b)	301	32,628

		1,998,157

Computer and Electronic Product Manufacturing—6.35%
Activision Blizzard, Inc.	50,255	1,591,576
Agilent Technologies, Inc.	15,750	588,263
Apple, Inc.	58,619	5,667,871
Applied Micro Circuits Corp.(a)	77,435	447,574
Brocade Communications Systems, Inc.	13,343	132,496
Cepheid(a)	16,470	488,830
Cisco Systems, Inc.	48,793	1,277,401
First Solar, Inc.(a)	1,178	84,663
Flextronics International Ltd.(a)(b)	71,324	774,579
Fossil Group, Inc.(a)	1,119	52,492
Guidewire Software, Inc.(a)	12,590	619,806
Harman International Industries, Inc.	405	31,055
Harris Corp.	9,709	757,496
Hologic, Inc.(a)	26,885	931,028
Hoya Corp.—ADR	22,887	831,485
HP, Inc.	6,234	66,641
Infinera Corp.(a)	23,705	371,932
Juniper Networks, Inc.	3,160	78,052
L-3 Communications Holdings, Inc.	297	34,841
Marvell Technology Group Ltd.(b)	6,070	57,969
MaxLinear, Inc.(a)	21,455	345,211
Mettler-Toledo International, Inc.(a)	4,490	1,413,945
Micron Technology, Inc.(a)	5,236	55,659
Microsemi Corp.(a)	13,635	472,180
Motorola Solutions, Inc.	1,180	86,718
NCR Corp.(a)	33,300	777,888
NetApp, Inc.	2,745	68,186
NETGEAR, Inc.(a)	8,675	342,749
NVIDIA Corp.	2,667	83,637
Orbital ATK, Inc.	549	45,984
PerkinElmer, Inc.	2,289	108,178
Plantronics, Inc.	8,600	322,500
Raytheon Co.	8,425	1,043,435
Rofin-Sinar Technologies, Inc.(a)	4,655	103,993

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Roper Technologies, Inc.	475	$79,767
Semtech Corp.(a)	35,950	688,802
Silicon Laboratories, Inc.(a)	6,520	268,950
Sirona Dental Systems, Inc.(a)	793	87,325
Skyworks Solutions, Inc.	4,800	318,960
SunEdison, Inc.(a)	6,495	12,860
SunPower Corp.(a)	1,898	44,831
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	45,730	1,076,942
TDK Corp.—ADR	14,218	739,478
Teradyne, Inc.	4,344	82,884
Texas Instruments, Inc.	8,867	470,128
Varian Medical Systems, Inc.(a)	1,175	91,909
Western Digital Corp.	1,330	57,895

		24,177,044

Construction of Buildings—1.15%
CK Hutchison Holdings Ltd.—ADR	217,095	2,644,217
D.R. Horton, Inc.	1,787	47,749
Lennar Corp.	1,220	51,167
PulteGroup, Inc.	26,560	456,566
Sekisui House Ltd.—ADR	71,580	1,171,049

		4,370,748

Couriers and Messengers—0.14%
United Parcel Service, Inc.	5,565	537,301

Credit Intermediation & Related Activities—0.21%
Bank of China Ltd.—ADR	85,570	805,214

Credit Intermediation and Related Activities—7.93%
Ally Financial, Inc.(a)	33,574	590,231
Ameriprise Financial, Inc.	488	40,968
Banco Latinoamericano de Comercio Exterior SA—Class E(b)	25,357	541,879
Bank of America Corp.	147,328	1,844,547
BB&T Corp.	14,601	469,568
BBCN Bancorp, Inc.	34,859	498,832
BNP Paribas SA—ADR	52,483	1,220,755
Capital One Financial Corp.	30,058	1,975,712
Citigroup, Inc.	41,913	1,628,320
Discover Financial Services	23,982	1,113,244
Fifth Third Bancorp	23,166	353,513
First NBC Bank Holding Co.(a)	5,040	118,843
FirstMerit Corp.	29,590	580,852
Flushing Financial Corp.	21,730	448,725
Great Western Bancorp, Inc.	21,670	533,299
Grupo Financiero Banorte SAB de CV—ADR	44,100	1,115,730
H&R Block, Inc.	1,402	46,098
Houlihan Lokey, Inc.	12,270	313,621
Independent Bank Corp.	9,075	392,040
Intesa Sanpaolo SpA—ADR	66,270	995,375
JPMorgan Chase & Co.	69,637	3,920,562
Mitsubishi UFJ Financial Group, Inc.—ADR	315,856	1,355,022
Northern Trust Corp.	602	35,747
Old National Bancorp	44,205	493,328
Prosperity Bancshares, Inc.	14,220	575,199
Retrophin, Inc.(a)	19,650	279,620

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Royal Bank of Canada(b)	23,610	$1,203,402
Sterling Bancorp	37,250	536,773
Suntrust Banks, Inc.	1,518	50,367
SVB Financial Group(a)	429	38,117
Texas Capital Bancshares, Inc.(a)	5,285	170,864
The Bank of New York Mellon Corp.	1,828	64,693
The PNC Financial Services Group, Inc.	1,045	84,969
The Western Union Co.	5,952	108,684
Umpqua Holdings Corp.	35,425	532,792
Visa, Inc.	34,380	2,488,767
Webster Financial Corp.	19,355	650,522
Wells Fargo & Co.	45,212	2,121,347
Western Alliance Bancorp(a)	18,280	543,282
WSFS Financial Corp.	3,248	98,414

		30,174,623

Data Processing, Hosting and Related Services—1.77%
Cap Gemini S.A.—ADR	41,091	1,696,237
Citrix Systems, Inc.(a)	16,750	1,183,388
CSRA, Inc.	1,091	28,311
DST Systems, Inc.	3,367	352,121
ExlService Holdings, Inc.(a)	14,605	687,749
Fiserv, Inc.(a)	17,123	1,637,472
Hewlett Packard Enterprise Co.	40,928	543,115
InterXion Holding NV(a)(b)	13,630	425,529
Red Hat, Inc.(a)	1,181	77,178
Total System Services, Inc.	2,116	92,215

		6,723,315

Electrical Equipment, Appliance, and Component Manufacturing—0.09%
A.O. Smith Corp.	741	52,152
AMETEK, Inc.	1,558	72,306
Corning, Inc.	5,836	106,799
Dover Corp.	835	50,751
Whirlpool Corp.	321	49,858

		331,866

Electronics and Appliance Stores—0.13%
Best Buy Co., Inc.	10,393	336,629
GameStop Corp.	1,480	45,614
Ingram Micro, Inc.(a)	2,867	102,639

		484,882

Fabricated Metal Product Manufacturing—0.46%
Barnes Group, Inc.	19,565	671,275
Crown Holdings, Inc.(a)	14,188	664,708
Lincoln Electric Holdings, Inc.	4,540	247,748
Parker-Hannifin Corp.	604	61,125
Snap-on, Inc.	484	70,020
Stanley Black & Decker, Inc.	499	46,911

		1,761,787

Food and Beverage Stores—0.97%
Casey’s General Stores, Inc.	6,620	698,873
GrubHub, Inc.(a)	15,355	361,457

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Koninklijke Ahold NV—ADR	112,664	$2,454,949
The Kroger Co.	4,518	180,313

		3,695,592

Food Manufacturing—1.89%
Archer-Daniels-Midland Co.	3,087	107,922
Campbell Soup Co.	2,159	133,318
General Mills, Inc.	7,200	423,720
Hormel Foods Corp.	3,520	149,635
Ingredion, Inc.	1,311	132,699
J&J Snack Foods Corp.	5,360	593,834
Mondelez International, Inc.	21,200	859,236
Nestle SA—ADR	12,658	884,288
Pinnacle Foods, Inc.	2,414	104,261
Tyson Foods, Inc.	15,825	1,024,669
Unilever NV—ADR	65,575	2,794,151

		7,207,733

Food Services and Drinking Places—1.34%
Brinker International, Inc.	7,653	381,119
Buffalo Wild Wings, Inc.(a)	655	103,916
Darden Restaurants, Inc.	11,424	729,765
Del Frisco’s Restaurant Group, Inc.(a)	29,085	449,072
Fiesta Restaurant Group, Inc.(a)	15,950	528,264
Jack in the Box, Inc.	8,815	606,031
Popeyes Louisiana Kitchen, Inc.(a)	10,733	584,842
Sodexo SA—ADR	64,500	1,317,735
The Cheesecake Factory, Inc.	7,870	392,713

		5,093,457

Funds, Trusts, and Other Financial Vehicles—0.31%
Macquarie Infrastructure Corp.	827	50,488
UBS Group AG(a)(b)	75,008	1,141,622

		1,192,110

Furniture and Home Furnishings Stores—0.14%
Bed Bath & Beyond, Inc.(a)	11,407	546,966

Furniture and Related Product Manufacturing—0.02%
Leggett & Platt, Inc.	1,690	75,475

General Merchandise Stores—1.13%
Costco Wholesale Corp.	1,350	202,541
Dollar General Corp.	6,751	501,262
Kohl’s Corp.	1,327	61,931
Macy’s, Inc.	1,669	72,118
Target Corp.	27,206	2,134,310
Tractor Supply Co.	725	61,313
Wal-Mart Stores, Inc.	18,779	1,245,798

		4,279,273

Health and Personal Care Stores—1.34%
CVS Health Corp.	20,796	2,020,747
Express Scripts Holding Co.(a)	33,918	2,387,149
McKesson Corp.	2,957	460,168
Rite Aid Corp.(a)	9,541	75,851

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Walgreens Boots Alliance, Inc.	1,911	$150,854

		5,094,769

Heavy and Civil Engineering Construction—0.29%
Chicago Bridge & Iron Co. NV(b)	923	30,957
Granite Construction, Inc.	17,000	704,650
MYR Group, Inc.(a)	15,945	357,646

		1,093,253

Hospitals—0.24%
HCA Holdings, Inc.(a)	5,502	380,793
Universal Health Services, Inc.	4,966	548,098

		928,891

Insurance Carriers and Related Activities—5.95%
Aetna Inc.	1,023	111,128
Aflac, Inc.	1,653	98,387
Ageas UK—ADR	40,458	1,484,809
AIA Group Ltd.—ADR	40,460	836,713
American International Group, Inc.	2,503	125,651
AmTrust Financial Services, Inc.	1,226	29,976
Anthem, Inc.	11,941	1,560,569
Aon PLC(b)	5,613	534,862
Arch Capital Group Ltd.(a)(b)	864	58,700
Arthur J. Gallagher & Co.	1,807	72,009
Assurant, Inc.	592	42,091
Berkshire Hathaway Inc.(a)	24,808	3,328,490
Centene Corp.(a)	1,372	78,149
Chubb Ltd.(b)	10,389	1,200,241
Cigna Corp.	7,097	990,812
Cincinnati Financial Corp.	1,306	82,461
Everest Re Group Ltd.(b)	300	55,839
FNF Group	26,750	882,215
Genworth Financial, Inc.(a)	3,694	7,831
Health Net, Inc.(a)	9,469	589,161
Humana, Inc.	517	91,493
Infinity Property & Casualty Corp.	5,530	413,423
ING Groep NV—ADR	73,397	860,213
Lincoln National Corp.	735	26,850
Loews Corp.	2,266	82,369
Markel Corp.(a)	75	64,253
MetLife, Inc.	10,920	431,995
Muenchener Rueckversicherunge-Gesellschaft AG—ADR	110,284	2,174,800
Primerica, Inc.	13,835	583,699
Principal Financial Group, Inc.	884	33,424
RenaissanceRe Holdings Ltd.(b)	499	56,487
Selective Insurance Group, Inc.	18,325	615,354
The Allstate Corp.	11,968	759,489
The Hartford Financial Services Group, Inc.	1,438	60,569
The Progressive Corp.	2,785	88,897
The Travelers Cos., Inc.	3,976	427,500
Tokio Marine Holdings, Inc.—ADR	28,053	981,013
Torchmark Corp.	1,153	59,057
United Fire Group, Inc.	10,335	416,707
UnitedHealth Group, Inc.	6,222	741,040

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Verisk Analytics, Inc.(a)	536	$39,042
W.R. Berkley Corp.	1,153	59,380
WellCare Health Plans, Inc.(a)	8,570	770,186
XL Group PLC(b)	18,208	625,991

		22,633,325

Leather and Allied Product Manufacturing—0.19%
Steven Madden Ltd.(a)	20,107	707,766

Machinery Manufacturing—1.64%
AAON, Inc.	31,928	791,814
Actuant Corp.	13,930	326,101
AGCO Corp.	1,067	52,806
Applied Materials, Inc.	5,048	95,256
Brunswick Corp.	17,600	748,704
Cameron International Corp.(a)	463	30,354
Columbus McKinnon Corp.	24,533	339,782
Cummins, Inc.	737	71,909
Deere & Co.	787	63,102
ESCO Technologies, Inc.	17,255	615,831
Esterline Technologies Corp.(a)	2,355	131,904
IDEX Corp.	1,693	127,246
Kadant, Inc.	13,290	507,279
Lam Research Corp.	1,031	75,572
National Oilwell Varco, Inc.	1,596	46,715
Techtronic Industries Co. Ltd.—ADR	114,200	2,185,216

		6,209,591

Management of Companies and Enterprises—0.67%
AES Corp.	71,859	704,217
American Equity Invesment Life Holding Co.	28,450	386,920
Bryn Mawr Bank Corp.	7,420	186,465
Cardinal Financial Corp.	21,125	406,868
City Holding Co.	13,698	603,671
CoBiz Financial, Inc.	23,465	254,595

		2,542,736

Merchant Wholesalers, Durable Goods—1.66%
Anixter International, Inc.(a)	7,085	303,451
Applied Industrial Technologies, Inc.	15,760	606,760
Arrow Electronics, Inc.(a)	2,059	117,692
Avnet, Inc.	2,639	108,595
Cie Generale des Etablissements Michelin—ADR	50,699	911,568
Continental Building Products, Inc.(a)	32,590	550,119
Essendant, Inc.	18,250	537,828
HD Supply Holdings, Inc.(a)	1,007	27,985
Henry Schein, Inc.(a)	919	152,048
O’Reilly Automotive, Inc.(a)	5,830	1,517,666
Patterson Cos., Inc.	1,740	75,586
Safran SA—ADR	69,588	1,070,959
WestRock Co.	6,955	234,870
Xerox Corp.	8,791	84,482

		6,299,609

Merchant Wholesalers, Nondurable Goods—0.55%
AmerisourceBergen Corp.	1,274	110,354

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Cardinal Health, Inc.	7,263	$593,386
Herbalife Ltd.(a)(b)	1,222	66,905
ITOCHU Corp.—ADR	56,300	1,326,428

		2,097,073

Mining (except Oil and Gas)—0.17%
Barrick Gold Corp.(b)	37,521	521,167
Freeport-McMoRan, Inc.(a)	4,596	35,067
Martin Marietta Materials, Inc.	196	27,954
Vulcan Materials Co.	475	46,801

		630,989

Miscellaneous Manufacturing—1.74%
Baxter International, Inc.	2,420	95,614
Boston Scientific Corp.(a)	29,221	496,173
CONMED Corp.	14,370	571,064
CR Bard, Inc.	366	70,411
CryoLife, Inc.	36,412	389,973
DENTSPLY International, Inc.	9,549	582,107
Edwards Lifesciences Corp.(a)	6,436	559,932
Hasbro, Inc.	634	48,102
Merit Medical Systems, Inc.(a)	25,845	486,144
Smith & Nephew PLC—ADR	57,600	1,880,063
Teleflex, Inc.	905	129,252
The Estee Lauder Cos., Inc.	10,750	981,798
Zimmer Holdings, Inc.	3,570	345,612

		6,636,245

Motion Picture and Sound Recording Industries—0.57%
inContact, Inc.(a)	64,095	594,161
Time Warner, Inc.	23,484	1,554,641

		2,148,802

Motor Vehicle and Parts Dealers—0.15%
Advance Auto Parts, Inc.	238	35,329
AutoNation, Inc.(a)	1,425	73,345
Malibu Boats, Inc.(a)	29,745	459,560

		568,234

Nonmetallic Mineral Product Manufacturing—0.24%
CRH PLC—ADR	34,316	876,774
Owens-Illinois, Inc.(a)	1,468	21,961

		898,735

Nonstore Retailers—0.50%
Amazon.com, Inc.(a)	1,900	1,049,788
eBay, Inc.(a)	36,385	865,963

		1,915,751

Oil and Gas Extraction—2.42%
Bonanza Creek Energy, Inc.(a)	18,200	33,852
California Resources Corp.(a)	2,593	1,457
Canadian Natural Resources Ltd.(b)	25,234	526,381
Carrizo Oil & Gas, Inc.(a)	16,575	356,363
Chesapeake Energy Corp.(a)	7,370	19,236
Cimarex Energy Co.	4,661	391,664

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Concho Resources, Inc.(a)	395	$35,645
Diamondback Energy, Inc.(a)	6,687	476,449
EOG Resources, Inc.	22,477	1,455,161
Minerals Technologies, Inc.	13,490	685,562
Occidental Petroleum Corp.	27,696	1,906,038
Parsley Energy, Inc.(a)	12,450	228,831
Phillips 66	19,934	1,582,560
QEP Resources, Inc.(a)	27,373	267,160
RSP Permian, Inc.(a)	13,625	325,774
SM Energy Co.	1,039	9,393
Southwestern Energy Co.(a)	4,624	26,727
TOTAL SA—ADR	19,977	893,172
Whiting Petroleum Corp.(a)	1,780	7,138

		9,228,563

Other Information Services—2.07%
Alphabet, Inc.—Class A(a)	2,800	2,008,215
Alphabet, Inc.—Class C(a)	2,331	1,626,502
Facebook, Inc.(a)	16,890	1,805,879
Liberty Global PLC—Series C(a)(b)	22,412	805,936
Liberty Global PLC—LiLAC Class C(a)(b)	6,444	236,430
NetEase, Inc.—ADR	2,460	331,141
VeriSign, Inc.(a)	12,691	1,072,263

		7,886,366

Paper Manufacturing—0.27%
International Paper Co.	10,487	374,386
Neenah Paper, Inc.	11,095	671,913

		1,046,299

Personal and Laundry Services—0.15%
Shutterfly, Inc.(a)	12,595	559,722

Petroleum and Coal Products Manufacturing—1.61%
BP PLC—ADR	42,157	1,226,347
Chevron Corp.	2,756	229,961
Exxon Mobil Corp.	5,225	418,784
HollyFrontier Corp.	736	24,892
Marathon Petroleum Corp.	23,104	791,312
Murphy Oil Corp.	1,901	32,659
PBF Energy, Inc.	601	18,150
Royal Dutch Shell PLC—ADR	32,017	1,456,133
Tesoro Corp.	4,400	354,992
Valero Energy Corp.	26,332	1,582,026

		6,135,256

Pipeline Transportation—0.05%
South Jersey Indsustries, Inc.	7,970	202,837

Plastics and Rubber Products Manufacturing—0.43%
Continental AG—ADR	18,948	752,425
Illinois Tool Works, Inc.	8,050	758,712
Newell Rubbermaid, Inc.	1,183	44,966
The Goodyear Tire & Rubber Co.	2,218	66,806

		1,622,909

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Primary Metal Manufacturing—0.35%
Alcoa, Inc.	3,539	$31,603
Kaiser Aluminum Corp.	7,260	556,189
Worthington Industries, Inc.	23,205	721,908

		1,309,700

Printing and Related Support Activities—0.01%
Avery Dennison Corp.	786	51,184

Professional, Scientific, and Technical Services—5.11%
Accenture PLC(b)	1,975	198,014
Amdocs Ltd.(b)	3,014	171,075
Amgen, Inc.	13,090	1,862,444
Baidu, Inc.—ADR(a)	4,520	783,858
Biogen, Inc.(a)	4,140	1,073,999
Broadridge Financial Solutions, Inc.	2,860	160,532
Cadence Design System, Inc.(a)	4,105	88,463
Callidus Software, Inc.(a)	27,410	376,339
CDW Corp.	2,133	84,424
Charles River Labratories International, Inc.(a)	3,150	231,305
Computer Sciences Corp.	14,539	418,869
Convergys Corp.	22,800	587,784
FactSet Research Systems, Inc.	491	73,891
Fluor Corp.	1,460	67,218
ICON PLC(a)(b)	8,810	626,920
Infosys Ltd.—ADR	106,100	1,784,601
International Business Machines Corp.	11,935	1,563,842
Intrexon Corp.(a)	1,352	41,844
Jacobs Engineering Group, Inc.(a)	1,387	53,608
MasterCard, Inc.	19,590	1,702,763
National CineMedia, Inc.	29,755	444,837
Nielsen Holdings PLC(b)	1,056	53,159
Omnicom Group, Inc.	5,159	401,422
Pandora A/S—ADR	112,057	3,537,639
Proofpoint, Inc.(a)	10,845	507,980
Quintiles Transnational Holdings, Inc.(a)	5,450	341,770
Synaptics, Inc.(a)	10,000	812,100
TeleTech Holdings, Inc.	16,550	458,435
Tetra Tech, Inc.	18,430	507,378
The Interpublic Group of Cos., Inc.	3,685	78,822
Waters Corp.(a)	3,050	366,946

		19,462,281

Publishing Industries (except Internet)—2.72%
ANSYS, Inc.(a)	1,659	137,730
CA, Inc.	6,085	178,230
Electronic Arts, Inc.(a)	19,248	1,236,491
Intuit, Inc.	9,360	904,550
Microsoft Corp.	61,930	3,150,997
MSCI, Inc.	1,162	81,944
News Corp.	4,698	50,832
Oracle Corp.	31,852	1,171,517
Qlik Technologies, Inc.(a)	13,290	308,594
RELX NV—ADR	117,529	1,935,703
SciQuest, Inc.(a)	32,370	393,296

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Symantec Corp.	3,666	$70,790
Synopsys, Inc.(a)	2,790	124,853
TEGNA, Inc.	2,548	62,783
Thomson Reuters Corp.(b)	1,660	60,756
Tyler Technologies, Inc.(a)	4,155	499,930

		10,368,996

Rail Transportation—0.34%
Canadian National Railway Co.(b)	7,395	428,171
East Japan Railway Co.—ADR	60,108	881,784

		1,309,955

Real Estate—0.02%
CBRE Group, Inc.(a)	1,397	35,498
Jones Lang LaSalle, Inc.	345	35,214

		70,712

Rental and Leasing Services—0.02%
Hertz Global Holdings, Inc.(a)	2,501	21,259
Ryder System, Inc.	1,129	64,036

		85,295

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.02%
Affiliated Managers Group, Inc.(a)	7,790	1,080,395
Alibaba Group Holding Ltd.—ADR(a)	5,333	366,964
CME Group, Inc.	589	53,858
E*TRADE Financial Corp.(a)	1,974	46,310
Evercore Partners, Inc.	12,305	574,274
Franklin Resources, Inc.	12,206	437,585
Heineken NV—ADR	37,547	1,503,758
Intercontinental Exchange, Inc.	198	47,215
Invesco Ltd.(b)	2,178	58,240
Lazard Ltd.(b)	732	25,752
Legg Mason, Inc.	1,262	36,043
Nasdaq, Inc.	905	57,277
Navient Corp.	28,311	306,608
Nomura Holdings, Inc.—ADR	207,524	871,601
Q2 Holdings, Inc.(a)	7,735	156,788
Stifel Financial Corp.(a)	17,195	497,967
T.Rowe Price Group, Inc.	15,400	1,064,294
Vantiv, Inc.(a)	9,601	499,636

		7,684,565

Specialty Trade Contractors—0.00%
SolarCity Corp.(a)	634	11,685

Support Activities for Mining—0.03%
Ensco PLC(b)	2,735	23,712
Noble Corp. PLC(b)	2,979	24,815
Seadrill Ltd(a)(b)	5,973	13,380
Superior Energy Services, Inc.	2,557	26,286
Weatherford International PLC(a)(b)	3,401	21,766

		109,959

Support Activities for Transportation—0.13%
Expedia, Inc.	365	38,000

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Expeditors International of Washington, Inc.	697	$31,909
XPO Logistics, Inc.(a)	17,885	442,832

		512,741

Telecommunications—3.52%
Atlantic Tele-Network, Inc.	7,300	525,162
BT Group PLC—ADR	56,000	1,893,920
CenturyLink, Inc.	30,266	925,837
Deutsche Telekom AG—ADR	51,777	862,605
Fidelity National Information Services Inc.	1,493	86,967
j2 Global, Inc.	11,190	817,765
Level 3 Communications, Inc.(a)	2,981	144,728
Liberty Media Corp.—Class A(a)	1,932	68,818
Liberty Media Corp.—Class C(a)	10,923	381,213
Nippon Telegraph & Telephone Corp.—ADR	47,070	2,010,360
RigNet, Inc.(a)	4,718	62,278
Ruckus Wireless, Inc.(a)	23,345	225,980
SK Telecom Co, Ltd.—ADR	36,072	751,019
SoftBank Group Corp.—ADR	40,070	989,729
Tencent Holdings Ltd.—ADR	27,561	505,744
T-Mobile US, Inc.(a)	3,372	125,101
Verizon Communications, Inc.	59,604	3,023,710

		13,400,936

Textile Product Mills—0.02%
Mohawk Industries, Inc.(a)	353	63,445

Transportation Equipment Manufacturing—4.20%
Airbus Group SE—ADR	126,103	2,026,476
BorgWarner, Inc.	1,277	41,732
Embraer SA—ADR	28,710	860,439
Federal Signal Corp.	27,480	325,912
General Dynamics Corp.	17,583	2,396,036
General Motors Co.	3,268	96,210
Harley-Davidson, Inc.	1,098	47,401
Honda Motor Co., Ltd.—ADR	43,185	1,110,286
Honeywell International, Inc.	3,317	336,178
Huntington Ingalls Inds, Inc.	430	56,356
KLX, Inc.(a)	9,700	271,503
Lear Corp.	13,950	1,413,833
Lennox International, Inc.	2,500	323,025
Lockheed Martin Corp.	5,789	1,249,208
Magna International, Inc.(b)	11,178	434,265
Nissan Motor Co., Ltd.—ADR	65,808	1,190,467
PACCAR, Inc.	1,492	76,838
Rockwell Collins, Inc.	785	68,742
Spirit AeroSystems Holdings, Inc.(a)	9,700	446,200
Tata Motor Ltd—ADR	21,405	475,833
Tenneco, Inc.(a)	14,490	659,585
Textron, Inc.	13,497	460,923
The Boeing Co.	10,900	1,288,162
TransDigm Group, Inc.(a)	256	54,676
Trinity Industries, Inc.	1,751	27,736
Visteon Corp.(a)	3,808	266,255

		16,004,277

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
Truck Transportation—0.07%
Swift Transportation Co.(a)	15,270	$260,201

Utilities—1.27%
American Electric Power Co., Inc.	989	61,071
CenterPoint Energy, Inc.	3,482	64,870
Cleco Corp.	8,115	372,560
CMS Energy Corp.	1,412	55,859
Consolidated Edison, Inc.	1,095	76,661
Energen Corp.(a)	8,041	212,926
Entergy Corp.	686	49,536
EQT Corp.	1,826	101,781
Exelon Corp.	1,656	52,147
FirstEnergy Corp.	16,250	543,887
Korea Electric Power Corp.—ADR	60,530	1,424,875
NiSource, Inc.	20,372	437,591
NorthWestern Corp.	12,595	747,765
NRG Energy, Inc.	2,797	30,152
PG&E Corp.	1,403	79,592
Pinnacle West Capital Corp.	719	49,489
Public Service Enterprise Group, Inc.	1,077	45,945
SCANA Corp.	718	46,684
The Laclede Group, Inc.	4,925	322,686
Westar Energy, Inc.	939	40,809

		4,816,886

Waste Management and Remediation Services—0.11%
Republic Sevices, Inc.	1,383	63,203
US Ecology, Inc.	9,970	368,890

		432,093

Water Transportation—0.45%
Carnival PLC—ADR	33,143	1,642,898
Norwegian Cruise Line Holdings Ltd.(a)(b)	628	30,854
Royal Caribbean Cruises Ltd.(b)	458	34,061

		1,707,813

Wholesale Electronic Markets and Agents and Brokers—0.01%
Reliance Steel & Aluminum Co.	608	37,021

Wood Product Manufacturing—0.09%
Boise Cascade Co.(a)	13,430	224,818
Leucadia National Corp.	5,273	76,195
Masco Corp.	1,843	51,973

		352,986

Total Common Stocks (Cost $318,837,126)		324,042,378

Exchange-Traded Funds—10.08%
Guggenheim Frontier Markets ETF	74,200	771,680
iShares China Large-Cap ETF	18,200	551,278
iShares Global Energy ETF	54,000	1,461,240
iShares MSCI EAFE ETF	230,900	12,376,240
iShares MSCI Italy Capped ETF	96,100	1,084,008
iShares MSCI South Korea Capped ETF	15,400	718,102
iShares MSCI Spain Capped ETF	30,700	768,728
iShares MSCI United Kingdom ETF	60,800	904,704

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

	Shares	Value
iShares Russell 1000 ETF	18,000	$1,928,700
iShares Russell 1000 Value ETF	91,200	8,458,800
iShares Russell 2000 Value ETF	18,300	1,880,325
SPDR S&P Emerging Markets SmallCap ETF	67,800	2,413,680
Vanguard FTSE Emerging Markets ETF	12,100	371,833
Vanguard FTSE European ETF	19,800	902,286
Vanguard FTSE Pacific ETF	52,400	2,694,408
Vanguard Total Stock Market ETF	11,300	1,111,468

Total Exchange-Traded Funds (Cost $36,934,948)		38,397,480

Preferred Stocks—0.37%
Chemical Manufacturing—0.37%
Henkel AG & Co. KGaA—ADR	13,905	1,391,195

Total Preferred Stocks (Cost $1,433,653)		1,391,195

Real Estate Investment Trusts—1.65%
American Homes 4 Rent	16,689	233,646
Apartment Investment & Management Co.	817	29,910
AvalonBay Communities, Inc.	249	42,738
Brixmor Property Group, Inc.	1,858	43,533
DCT Industrial Trust, Inc.	20,677	748,300
Digital Realty Trust, Inc.	606	47,916
Duke Realty Corp.	2,237	46,261
EastGroup Properties, Inc.	10,340	560,738
EPR Properties	13,025	810,546
Equinix, Inc.	194	58,916
Equity Residential	658	49,015
Essex Property Trust, Inc.	214	44,786
Extra Space Storage, Inc.	676	55,534
Federal Realty Investment Trust	367	54,338
General Growth Properties, Inc.	1,303	35,859
Kimco Realty Corp.	1,327	35,497
Kite Realty Group Trust	29,108	783,587
LaSalle Hotel Properties	19,500	474,825
Mid-American Apartment Communities, Inc.	605	54,414
Pebblebrook Hotel Trust	16,575	450,177
Public Storage	290	72,352
Ramco-Gershenson Properties Trust	39,925	670,740
Regency Centers Corp.	772	54,488
SL Green Realty Corp.	362	31,921
Sovran Self Storage, Inc.	6,165	656,203
The Macerich Co.	389	30,762
UDR, Inc.	1,370	47,032
Weyerhaeuser Co.	1,949	50,635

Total Real Estate Investment Trusts (Cost $5,757,096)		6,274,669

Money Market Funds—2.28%
Fidelity Institutional Money Market Funds—Government Portfolio—Class I	8,673,722	8,673,722

Total Money Market Funds (Cost $8,673,722)		8,673,722

Total Investments (Cost $371,636,545)—99.51%		378,779,444
Other Assets in Excess of Liabilities—0.49%		1,882,771

Total Net Assets—100.00%		$380,662,215

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2016 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.
ADR	AmericanDepositary Receipt
(a)	Non-incomeproducing security.
(b)	Foreignissued security.

Abbreviations
KGaA	Kommanditgesellschaftauf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	NaamlozeVennootschap is a Dutch term for publicly traded companies.
PLC	PublicLimited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	SociétéAnonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$248,645,782	$378,779,444
Foreign currencies(2)	59,919	—
Cash	14,982	—
Receivables:
Unrealized appreciation on forward currency contracts	4,524	—
Receivable for investments sold	593,023	1,697,669
Dividends, interest receivable	1,100,354	468,737
Cash collateral held at broker for futures contracts	559,213	—
Receivable for Fund shares sold	1,693,522	2,770,816
Other Assets	37,760	52,078

Total Assets	252,709,079	383,768,744

Liabilities
Payables:
Payable for investments purchased	8,550,190	1,780,642
Payable for Fund shares redeemed	665,710	891,772
Payable to affiliates	89,555	79,878
Payable to Adviser	81,391	261,548
Payable to custodian	—	627
Accrued distribution fee	47,617	72,830
Accrued expenses and other liabilities	34,583	19,232

Total Liabilities	9,469,046	3,106,529

Net Assets	$243,240,033	$380,662,215

Net assets consist of:
Paid-in capital	$245,616,377	$384,564,556
Accumulated net investment income	574,457	511,340
Accumulated net realized loss	(1,070,432)	(11,556,580)
Net unrealized appreciation (depreciation) on:
Investments	(1,894,031)	7,142,899
Futures contracts	8,003	—
Forward contracts	4,524	—
Foreign currency translation	1,135	—

Net assets	$243,240,033	$380,662,215

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	14,711,846	18,079,796
Net asset value and redemption price per share	$16.53	$21.05

(1) Cost of Investments	$250,539,813	$371,636,545
(2) Cost of Foreign Currencies	$58,738	$—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$2,425,411	$3,781
Dividend	532,880	3,023,271 (1)

	2,958,291	3,027,052

Expenses:
Investment advisory fees	917,303	1,707,091
Distribution fees	272,425	449,234
Fund accounting fees	93,491	73,934
Transfer agent fees and expenses	88,916	104,422
Fund administration fees	78,433	114,403
Custody fees	35,084	48,100
Federal and state registration fees	22,802	20,096
Audit and tax fees	19,624	16,016
Reports to shareholders	10,068	16,288
Chief Compliance Officer fees	7,280	8,736
Legal fees	7,032	11,720
Trustees’ fees	2,548	2,732
Other expenses	5,298	6,680

Total expenses before waiver	1,560,304	2,579,452
Less waivers and reimbursements by Adviser (Note 4)	(413,676)	(63,740)

Net expenses	1,146,628	2,515,712

Net Investment Income	1,811,663	511,340

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(771,174)	(5,427,537)
Forward contracts closed	24,418	—
Futures contracts closed	376,387	—
Foreign currency translation	(15,384)	7

	(385,753)	(5,427,530)

Net change in unrealized appreciation (depreciation) on:
Investments	(704,768)	(18,120,760)
Futures contracts	(55,530)	—
Forward contracts	4,524	—
Foreign currency translation	9,733	—

	(746,041)	(18,120,760)

Net gain (loss) on investments, futures and foreign currency translation	(1,131,794)	(23,548,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	$679,869	$(23,036,950)

(1)	Net of $80,289 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations:
Net investment income	$1,811,663	$3,197,124
Net realized gain (loss) on investments, futures and foreign currency	(385,753)	421,376
Net change in unrealized appreciation (depreciation)	(746,041)	(4,790,536)

Net increase (decrease) in net assets resulting from operations	679,869	(1,172,036)

Dividends and distributions to shareholders:
Net investment income	(3,261,089)	(2,450,754)
Net realized gains	(163,208)	(720,054)

Total dividends and distributions	(3,424,297)	(3,170,808)

Fund share transactions:
Shares sold	63,237,686	111,282,504
Shares issued to holders in reinvestment of dividends	3,028,850	2,777,831
Shares redeemed	(37,516,263)	(55,418,440)

Net increase	28,750,273	58,641,895

Net increase in net assets	26,005,845	54,299,051

Net Assets:
Beginning of period	217,234,188	162,935,137

End of period*	243,240,033	217,234,188

* Including accumulated net investment income of:	$574,457	$2,023,883

Change in shares outstanding:
Shares sold	3,802,458	6,575,229
Shares issued to holders in reinvestment of dividends	184,705	165,544
Shares redeemed	(2,258,667)	(3,274,174)

Net increase	1,728,496	3,466,599

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations:
Net investment income	$511,340	$1,910,565
Net realized gain (loss) on investments and foreign currency translation	(5,427,530)	10,758,246
Net change in unrealized depreciation	(18,120,760)	(29,640,314)

Net decrease in net assets resulting from operations	(23,036,950)	(16,971,503)

Dividends and distributions to shareholders:
Net investment income	(1,427,300)	(1,283,055)
Net realized gains	(12,874,210)	(9,808,321)

Total dividends and distributions	(14,301,510)	(11,091,376)

Fund share transactions:
Shares sold	114,141,709	163,958,193
Shares issued to holders in reinvestment of dividends	13,092,554	10,064,801
Shares redeemed	(38,420,184)	(66,395,164)

Net increase	88,814,079	107,627,830

Net increase in net assets	51,475,619	79,564,951

Net Assets:
Beginning of period	329,186,596	249,621,645

End of period*	380,662,215	329,186,596

* Including accumulated net investment income of:	$511,340	$1,427,300

Change in shares outstanding:
Shares sold	5,035,713	6,570,308
Shares issued to holders in reinvestment of dividends	587,901	411,985
Shares redeemed	(1,700,478)	(2,668,701)

Net increase	3,923,136	4,313,592

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$16.73	$17.12	$16.26	$17.19	$16.61	$17.17

Income from investment operations:
Net investment income(1)	0.13	0.29	0.30	0.21	0.33	0.48
Net realized and unrealized gain (loss)	(0.09)	(0.36)	0.76	(0.64)	0.75	0.21

Total from investment operations	0.04	(0.07)	1.06	(0.43)	1.08	0.69

Less distributions paid:
Dividends from net investment income	(0.23)	(0.25)	(0.20)	(0.21)	(0.31)	(0.51)
Distributions from net realized gains	(0.01)	(0.07)	—	(0.29)	(0.19)	(0.74)

Total distributions paid	(0.24)	(0.32)	(0.20)	(0.50)	(0.50)	(1.25)

Net asset value, end of period	$16.53	$16.73	$17.12	$16.26	$17.19	$16.61

Total return(2)	0.27%	(0.42)%	6.58%	(2.58)%	6.70%	4.34%

Ratios/supplemental data
Net assets, end of period (000)	$243,240	$217,234	$162,935	$143,162	$87,127	$73,660
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.36%	1.39%	1.42%	1.41%	1.48%	1.50%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	1.22%	1.31%	1.37%	0.84%	1.53%	2.43%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	1.58%	1.70%	1.79%	1.25%	2.01%	2.92%
Portfolio turnover rate(2)	46.29%	131.86%	245.1%	233.8%	331.9%	327.1%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$23.25	$25.36	$21.74	$18.66	$17.66	$15.34

Income (loss) from investment operations:
Net investment income(1)	0.03	0.16	0.15	0.15	0.14	0.09
Net realized and unrealized gain (loss)	(1.35)	(1.23)	4.23	3.15	1.54	2.82

Total from investment operations	(1.32)	(1.07)	4.38	3.30	1.68	2.91

Less distributions paid:
Dividends from net investment income	(0.09)	(0.12)	(0.08)	(0.11)	(0.10)	(0.08)
Distributions from net realized gains	(0.79)	(0.92)	(0.68)	(0.11)	(0.58)	(0.51)

Total distributions paid	(0.88)	(1.04)	(0.76)	(0.22)	(0.68)	(0.59)

Net asset value, end of period	$21.05	$23.25	$25.36	$21.74	$18.66	$17.66

Total return(2)	(5.86)%	(4.41)%	20.40%	17.83%	9.92%	18.87%

Ratios/supplemental data
Net assets, end of period (000)	$380,662	$329,187	$249,622	$186,036	$90,228	$64,144
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.43%	1.45%	1.47%	1.54%	1.63%	1.70%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	0.25%	0.62%	0.56%	0.56%	0.53%	0.17%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	0.28%	0.67%	0.63%	0.70%	0.76%	0.47%
Portfolio turnover rate(2)	23.64%	66.68%	30.4%	39.0%	38.8%	65.3%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 29, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds’ investment adviser.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities are valued in accordance with prices supplied by a Pricing Service. A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models. Any discount or premium is accreted to or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2016:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$26,723,659	$—	$26,723,659
Corporate Bonds	—	51,384,338	—	51,384,338
Foreign Corporate Bonds	—	12,725,744	—	12,725,744
Foreign Government Agency Issues	—	536,179	—	536,179
Foreign Government Notes/Bonds	—	407,599	—	407,599
Mortgage Backed Securities	—	39,327,808	—	39,327,808
Municipal Bonds	—	796,574	—	796,574

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Issues	$—	$8,810,393	$—	$8,810,393
U.S. Government Note/Bond	—	38,660,413	—	38,660,413
U.S. Treasury Bills	—	12,999,279	—	12,999,279

Total Fixed Income Securities	—	192,371,986	—	192,371,986
Exchange-Traded Funds	43,171,335	—	—	43,171,335
Money Market Funds	13,102,461	—	—	13,102,461

Total Investments in Securities	$56,273,796	$192,371,986	$—	$248,645,782

Other Financial Instruments(1)
Forwards	—	4,524	—	4,524
Futures Contracts	8,003	—	—	8,003

Total Other Financial Instruments	8,003	4,524	—	12,527

(1)

Other financial instruments are futures contracts, and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$323,955,053	$87,325	$—	$324,042,378
Exchange-Traded Funds	38,397,480	—	—	38,397,480
Preferred Stocks	1,391,195	—	—	1,391,195
Real Estate Investment Trusts	6,274,669	—	—	6,274,669

Total Equity	370,018,397	87,325	—	370,105,722
Money Market Funds	8,673,722	—	—	8,673,722

Total Investments in Securities	$378,692,119	$87,325	$—	$378,779,444

The Funds did not have any level transfers within the period.

The Funds held no Level 3 securities during the six months ended February 29, 2016.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forward contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 29, 2016.

ASU 2011-11 “Disclosures about offsetting Assets and Liabilities” deal with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments. The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Assets—Unrealized appreciation*	$11,262	Assets—Unrealized depreciation*	$3,259
Foreign Exchange Contracts—Forwards	Unrealized appreciation of forward currency exchange contracts	4,524	Unrealized depreciation of forward currency exchange contracts	—

Total		$15,786		$3,259

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities within cash collateral held at broker for futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2016:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$376,387	$—	$376,387
Foreign Exchange Contracts	—	24,418	24,418

Total	$376,387	$24,418	$400,805

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$(55,530)	$—	$(55,530)
Foreign Exchange Contracts	—	4,524	4,524

Total	$(55,530)	$4,524	$(51,006)

ASU 2011-11 “Disclosures about offsetting Assets and Liabilities” deal with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments. The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 29, 2016, the PMC Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $559,213. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$10,811,703
Short Futures	$2,117,489

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

(d)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

During the six months ended February 29, 2016 the Fund did not have any written options. The Fund did transact in purchase options as followed:

Contracts
Outstanding, beginning of period	391
Options purchased	100
Options terminated in closing transactions	(100)
Options exercised	—
Options expired	(391)

Outstanding, end of period	—

(e)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(f)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Funds’ net asset value per share.

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2015	$2,948,016	$222,792
Year Ended August 31, 2014	1,652,287	0

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2015	$3,211,427	$7,879,949
Year Ended August 31, 2014	3,267,683	3,146,403

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

As of August 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$225,574,622	$267,229,909

Gross tax unrealized appreciation	$2,271,947	$39,881,757
Gross tax unrealized depreciation	(3,610,242)	(15,606,368)

Net tax unrealized appreciation (depreciation)	$(1,338,295)	$24,275,389

Undistributed ordinary income	$2,070,746	$1,427,300
Undistributed long-term capital gain	163,168	12,874,196

Total distributable earnings	$2,233,914	$14,301,496
Other accumulated gain/(loss)	(527,535)	(5,140,767)

Total accumulated earnings	$368,084	$33,436,118

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$(167,111)	$(159,147)
Accumulated Net Realized Gain (Loss)	$(276,151)	$(1,473,446)
Paid-in Capital	$443,262	$1,632,593

At August 31, 2015, the Core Fixed Income Fund deferred, on a tax basis, post-October capital losses of $472,074. At August 31, 2015, the Diversified Equity Fund deferred, on a tax basis, post-October capital losses of $5,140,766.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2015. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2015. At August 31, 2015, the fiscal years 2012 through 2015 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses at least through January 1, 2017 to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest,

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	PMC Core Fixed Income Fund	PMC Diversified Equity Fund
August 31, 2016	$328,955	$147,420
August 31, 2017	$610,227	$158,087
August 31, 2018	$738,082	$144,520
February 29, 2019	$413,676	$63,740

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers, LLC

Schroder Investment Management North America Inc.

William Blair Investment Management, LLC

Diversified Equity Fund

Delaware Investments Fund Advisers

Mellon Capital Management Corporation

Robeco Investment Management, Inc. d/b/a Boston Partners

Thomas White International, Ltd.

William Blair Investment Management, LLC

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 29, 2016, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$272,425
Diversified Equity Fund	$449,234

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 29, 2016, and owed as of February 29, 2016 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$78,433	$23,127
PMC Diversified Equity Fund	$114,403	$29,300

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2016 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the six months ended February 29, 2016, and owed as of February 29, 2016 are as follows:

Fund Accounting	Incurred	Owed
PMC Core Fixed Income Fund	$93,491	$27,222
PMC Diversified Equity Fund	$73,934	$20,206

Transfer Agency	Incurred	Owed
PMC Core Fixed Income Fund	$88,916	$23,966
PMC Diversified Equity Fund	$104,422	$26,663

Custody	Incurred	Owed
PMC Core Fixed Income Fund	$35,084	$12,774
PMC Diversified Equity Fund	$48,100	$806

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 29, 2016, and owed as of February 29, 2016 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$7,280	$2,466
PMC Diversified Equity Fund	$8,736	$2,903

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 29, 2016 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$87,526,358	$—
Other	32,143,074	217,536,124

Sales
U.S. Government	$75,763,580	$—
Other	17,456,523	80,812,044

(8)	Line of Credit

At February 29, 2016, the Core Fixed Income and Diversified Equity Fund each had a line of credit in the amount of $5,000,000, which both mature August 12, 2016. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (3.50% as of February 29, 2016). Both the Core Fixed Income Fund and Diversified Equity Fund did not utilize the line of credit during the six months ended February 29, 2016.

(9)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 29, 2016 and determined there were no subsequent events that would require recognition or disclosure in the financial statements.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2015 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	59.90%

For the fiscal year ended August 31, 2015, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	16.87%
Diversified Equity Fund	60.04%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2015. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$0
Diversified Equity Fund	$1,469,335

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 60	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair, Department of Accounting, Marquette University (2004–present).	37	Independent Trustee, USA MUTUALS (an open-end investment company with five portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	37	Independent Trustee, USA MUTUALS (an open-end investment company with five portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 72	Trustee	Indefinite Term; Since October 23, 2009	Retired. (2011–present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–2011).	37	Independent Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open- end investment company with one portfolio); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed- end investment companies) (2010–2015); Independent Trustee, Gottex Multi- Alternatives fund complex (three closed- end investment companies) (2010–2015).
Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	37	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with five portfolios).

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	Vice President, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since May 29, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (April 2012–present); Research Associate, Vista360, LLC (May 2010–April 2012).	N/A	N/A

Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (January 2014–present); CCO (2003–2013) and Senior Vice President, Ariel Investments, LLC (2010–2013); Vice President, Ariel Investments, LLC (2003–2010)	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 33	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A

Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Assistant Treasurer	Indefinite Term; Since January 22, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010–present).	N/A	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Assistant Treasurer	Indefinite Term; Since April 23, 2015	Officer, U.S. Bancorp Fund Services, LLC (2011–present); Student, Illinois State University (2006–2011).	N/A	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Assistant Treasurer	Indefinite Term; Since July 1, 2015	Officer, U.S. Bancorp Fund Services, LLC (2010–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330 (general SEC number).

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 28, 2016

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	April 28, 2016

*	Print the name and title of each signing officer under his or her signature.